As filed with the Securities and Exchange Commission on November 20, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end: December 31
Date of reporting period: September 30, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) 9/30/15

Number of Shares			Value†

Long Positions (95.5%)

Common Stocks (62.2%)

Aerospace & Defense (2.0%)
	1,050	B/E Aerospace, Inc.	$46,095
	605	Honeywell International, Inc.	57,288Ø
	613	Precision Castparts Corp.	140,812Ø
			244,195
Air Freight & Logistics (0.5%)
	272	FedEx Corp.	39,162Ø
	1,205	TNT Express NV	9,180Ø
	731	XPO Logistics, Inc.	17,420*£[b]
			65,762
Airlines (0.2%)
	248	Delta Air Lines, Inc.	11,128£[b]Ø
	296	United Continental Holdings, Inc.	15,703*£[b]
			26,831
Auto Components (0.9%)
	117	Delphi Automotive PLC	8,897Ø
	500	Remy International, Inc.	14,625Ø
	862	Visteon Corp.	87,269*£[b]Ø
			110,791
Automobiles (0.1%)
	151	Bayerische Motoren Werke AG	13,367

Banks (1.7%)
	305	Banca Popolare dell'Emilia Romagna SC	2,512Ø
	2,584	Banca Popolare di Milano Scarl	2,549Ø
	155	Banco Popolare SC	2,290*Ø
	3,100	Bank of America Corp.	48,298Ø
	1,574	Citizens Financial Group, Inc.	37,556Ø
	305	City National Corp.	26,858Ø
	1,994	Credito Valtellinese SC	2,576*Ø
	2,999	Israel Discount Bank Ltd. Class A	5,478*Ø
	1,000	Kasikornbank PCL	4,706Ø
	1,800	Mitsubishi UFJ Financial Group, Inc.	10,876Ø
	7,600	Mizuho Financial Group, Inc.	14,216Ø
	1,000	National Penn Bancshares, Inc.	11,750Ø
	300	Sumitomo Mitsui Financial Group, Inc.	11,376Ø
	3,000	Sumitomo Mitsui Trust Holdings, Inc.	10,995Ø
	773	Swedbank AB Class A	17,076Ø
	328	Unione di Banche Italiane SCpA	2,324Ø
			211,436
Beverages (2.0%)
	163	Anheuser-Busch InBev SA	17,288Ø
	112	Carlsberg A/S Class B	$ 8,596Ø
	4,596	Cott Corp.	49,775£[b]
	1,841	Davide Campari-Milano SpA	14,647Ø
	420	Diageo PLC ADR	45,272Ø
	214	Marie Brizard Wine & Spirits	4,639*
	575	Molson Coors Brewing Co. Class B	47,736
	1,425	The Coca-Cola Co.	57,171Ø
			245,124
Biotechnology (1.9%)
	63	Actelion Ltd.	7,996*Ø
	176	Alexion Pharmaceuticals, Inc.	27,525*£[b]Ø
	83	Biogen, Inc.	24,220*
	273	BioMarin Pharmaceutical, Inc.	28,753*
	606	Cepheid	27,391*£[b]Ø
	284	Incyte Corp.	31,334*Ø
	400	KYTHERA Biopharmaceuticals, Inc.	29,992*Ø
	5,494	QLT, Inc.	14,614*£[b]
	51	United Therapeutics Corp.	6,693*£[b]
	272	Vertex Pharmaceuticals, Inc.	28,326*£[b]Ø
			226,844
Building Products (0.1%)
	400	LIXIL Group Corp.	8,142Ø

Capital Markets (1.6%)
	317	Credit Suisse Group AG	7,618*Ø
	1,616	GP Investments Acquisition Corp. Class U	16,015*£[b]
	300	Jafco Co. Ltd.	11,854Ø
	483	Morgan Stanley	15,214Ø
	1,900	Nomura Holdings, Inc.	11,028Ø
	855	NorthStar Asset Management Group, Inc.	12,278£[b]
	3,352	RCS Capital Corp. Class A	2,715*£[b]
	1,338	Solar Capital Ltd.	21,167Ø
	9,000	WL Ross Holding Corp.	93,420*Ø
			191,309
Chemicals (1.9%)
	1,090	AgroFresh Solutions, Inc.	8,655*£[b]
	580	Air Products & Chemicals, Inc.	73,996Ø
	1,000	Asahi Kasei Corp.	7,052Ø
	200	Cytec Industries, Inc.	14,770Ø
	300	Nissan Chemical Industries Ltd.	6,597
	100	Nitto Denko Corp.	5,989Ø
	1,174	Olin Corp.	19,735£[b]
	400	OM Group, Inc.	13,156Ø
	100	Shin-Etsu Chemical Co. Ltd.	5,128Ø
	300	Sigma-Aldrich Corp.	41,676Ø
	2,000	Ube Industries Ltd.	3,486Ø
	278	WR Grace & Co.	25,868*£[b]Ø
			$ 226,108
Commercial Services & Supplies (0.5%)
	8,614	Spotless Group Holdings Ltd.	13,053Ø
	1,390	Tyco International PLC	46,509Ø
			59,562
Communications Equipment (0.5%)
	572	ARRIS Group, Inc.	14,855*
	1,590	Juniper Networks, Inc.	40,879Ø
			55,734
Construction & Engineering (0.2%)
	3,000	Taisei Corp.	19,557Ø

Consumer Finance (0.2%)
	451	PRA Group, Inc.	23,867*Ø
	86	Springleaf Holdings, Inc.	3,760*£[b]
			27,627
Containers & Packaging (0.5%)
	1,549	Berry Plastics Group, Inc.	46,578*Ø
	2,371	Nampak Ltd.	4,414
	1,232	Pact Group Holdings Ltd.	4,122Ø
			55,114
Diversified Consumer Services (0.6%)
	1,825	Houghton Mifflin Harcourt Co.	37,066*Ø
	573	Service Corp. International	15,528Ø
	499	ServiceMaster Global Holdings, Inc.	16,741*Ø
	54	Steiner Leisure Ltd.	3,412*
			72,747
Diversified Financial Services (1.5%)
	2,992	Acasta Enterprises, Inc. Class A	21,546*
	2,034	Alignvest Acquisition Corp. Class A	14,830*
	1,448	Double Eagle Acquisition Corp.	14,683*£[b]
	1,569	Gores Holdings, Inc.	15,910*£[b]
	900	ORIX Corp.	11,609Ø
	10,194	Pace Holdings Corp.	104,488*£[b]Ø
			183,066
Diversified Telecommunication Services (0.8%)
	1,822	Globalstar, Inc.	2,860*Ø
	1,753	Intelsat SA	11,272*Ø
	1,500	Premiere Global Services, Inc.	20,610*Ø
	33,774	Telecom Italia SpA	34,607Ø
	1,381	Vivendi SA	32,606Ø
			101,955
Electric Utilities (0.8%)
	11	American Electric Power Co., Inc.	625Ø
	600	Cleco Corp.	31,944Ø
	175	Edison International	11,037
	4	Exelon Corp.	119
	300	Hawaiian Electric Industries, Inc.	$ 8,607Ø
	5	ITC Holdings Corp.	167
	216	NextEra Energy, Inc.	21,071
	358	OGE Energy Corp.	9,795
	268	Pepco Holdings, Inc.	6,491Ø
	500	The Kansai Electric Power Co., Inc.	5,558*Ø
	7	UIL Holdings Corp.	352
			95,766
Electrical Equipment (0.1%)
	100	Nidec Corp.	6,877Ø

Electronic Equipment, Instruments & Components (0.1%)
	200	Axis Communications AB	8,261Ø
	1,000	Hitachi Ltd.	5,046Ø
			13,307
Energy Equipment & Services (1.1%)
	178	Baker Hughes, Inc.	9,263Ø
	1,818	Cameron International Corp.	111,480*£[b]
	227	Halliburton Co.	8,024£[b]Ø
			128,767
Food & Staples Retailing (0.6%)
	301	CVS Health Corp.	29,040Ø
	505	Walgreens Boots Alliance, Inc.	41,966Ø
			71,006
Food Products (1.5%)
	1,823	Boulder Brands, Inc.	14,930*£[b]Ø
	9,823	Nomad Foods Ltd.	153,239*fØ
	155	The JM Smucker Co.	17,684£[b]Ø
			185,853
Gas Utilities (0.1%)
	108	AGL Resources, Inc.	6,592
	30	Atmos Energy Corp.	1,746
			8,338
Health Care Equipment & Supplies (2.5%)
	890	Alere, Inc.	42,854*Ø
	500	ArthroCare Corp.	175*f N
	245	CR Bard, Inc.	45,646Ø
	296	Edwards Lifesciences Corp.	42,082*
	70	Greatbatch, Inc.	3,950*£[b]
	59	Intuitive Surgical, Inc.	27,115*
	560	NuVasive, Inc.	27,003*
	375	STERIS Corp.	24,364Ø
	236	The Cooper Cos., Inc.	35,131
	500	Thoratec Corp.	31,630*Ø
	1,110	Wright Medical Group, Inc.	23,332*£[b]Ø
			303,282
Health Care Providers & Services (2.0%)
	1,979	Accretive Health, Inc.	$ 4,908*Ø
	5,167	Brookdale Senior Living, Inc.	118,635*£[b]Ø
	464	Centene Corp.	25,163*
	108	Cigna Corp.	14,582
	65	Health Net, Inc.	3,914*
	53	Humana, Inc.	9,487Ø
	400	IPC Healthcare, Inc.	31,076*Ø
	368	Kindred Healthcare, Inc.	5,796£[b]
	295	WellCare Health Plans, Inc.	25,423*£[b]
			238,984
Health Care Technology (0.2%)
	353	Cerner Corp.	21,166*
	1,000	Merge Healthcare, Inc.	7,100*Ø
			28,266
Hotels, Restaurants & Leisure (2.2%)
	1,165	Accor SA	54,362Ø
	2,476	Ainsworth Game Technology Ltd.	4,892Ø
	1,875	Bloomin' Brands, Inc.	34,088Ø
	707	Bob Evans Farms, Inc.	30,648
	220	Churchill Downs, Inc.	29,438Ø
	618	Hilton Worldwide Holdings, Inc.	14,177Ø
	3,686	MGM Resorts International	68,007*Ø
	1,068	Morgans Hotel Group Co.	3,546*£[b]
	931	Pinnacle Entertainment, Inc.	31,505*Ø
			270,663
Household Durables (0.2%)
	315	Lennar Corp. Class B	12,474£[b]
	100	Rinnai Corp.	7,629Ø
	400	Sony Corp.	9,805Ø
			29,908
Household Products (0.1%)
	211	The Procter & Gamble Co.	15,179Ø

Independent Power & Renewable Electricity Producers (0.2%)
	26	Abengoa Yield PLC	430
	24	Calpine Corp.	351*
	20	Dynegy, Inc.	413*
	436	NextEra Energy Partners LP	9,505Ø
	20	NRG Yield, Inc. Class A	223
	33	Pattern Energy Group, Inc.	630
	267	TerraForm Power, Inc. Class A	3,797*
	500	Vivint Solar, Inc.	5,240*Ø
			20,589
Industrial Conglomerates (0.5%)
	19,800	Alliance Global Group, Inc.	6,505Ø
	630	Danaher Corp.	53,682Ø
	2,000	Toshiba Corp.	$ 5,039*Ø
			65,226
Insurance (2.2%)
	300	Aspen Insurance Holdings Ltd.	13,941Ø
	200	HCC Insurance Holdings, Inc.	15,494Ø
	974	MetLife, Inc.	45,924Ø
	1,053	National Interstate Corp.	28,094£[b]
	200	PartnerRe Ltd.	27,776Ø
	444	Sampo OYJ Class A	21,472Ø
	100	StanCorp Financial Group, Inc.	11,420Ø
	500	Symetra Financial Corp.	15,820Ø
	84	The Chubb Corp.	10,303
	500	The Dai-ichi Life Insurance Co. Ltd.	7,960Ø
	396	The Hartford Financial Services Group, Inc.	18,129£[b]
	3,547	WMIH Corp.	9,151*£[b]
	1,162	XL Group PLC	42,204£[b]
			267,688
Internet & Catalog Retail (0.3%)
	955	Liberty Ventures Series A	38,534*£[b]
	290	Travelport Worldwide Ltd.	3,834
			42,368
Internet Software & Services (1.6%)
	827	Dealertrack Technologies, Inc.	52,233*Ø
	120	Google, Inc. Class A	76,605*Ø
	28	Google, Inc. Class C	17,036*Ø
	500	Xoom Corp.	12,440*Ø
	1,282	Yahoo!, Inc.	37,063*£[b]
	90	Yelp, Inc.	1,949*£[b]
			197,326
IT Services (1.2%)
	1,355	Computer Sciences Corp.	83,170Ø
	200	InterXion Holding NV	5,416*Ø
	750	Visa, Inc. Class A	52,245Ø
			140,831
Life Sciences Tools & Services (0.3%)
	1,091	Affymetrix, Inc.	9,317*£[b]Ø
	834	QIAGEN NV	21,517*
	200	WuXi PharmaTech Cayman, Inc. ADR	8,642*Ø
			39,476
Machinery (1.4%)
	165	EnPro Industries, Inc.	6,463Ø
	290	FANUC Corp. ADR	7,439£[b]Ø
	100	Makita Corp.	5,319Ø
	6,775	Mueller Water Products, Inc. Class A	51,896Ø
	689	SPX Corp.	8,213£[b]
	1,175	SPX FLOW, Inc.	40,455*£[b]
	1,375	Xylem, Inc.	$ 45,169Ø
			164,954
Marine (0.0%)
	1,000	Nippon Yusen KK	2,317Ø

Media (4.6%)
	324	Altice NV Class A	6,779*Ø
	2,884	Cablevision Systems Corp. Class A	93,644£[b]Ø
	410	CBS Corp. Class B	16,359Ø
	87	Cineplex, Inc.	3,092
	1,165	Cumulus Media, Inc. Class A	820*Ø
	363	DISH Network Corp. Class A	21,177*Ø
	1,958	Gray Television, Inc.	24,984*Ø
	900	Liberty Global PLC Series C	36,918*Ø
	507	Loral Space & Communications, Inc.	23,870*Ø
	1,000	Martha Stewart Living Omnimedia, Inc. Class A	5,960*Ø
	765	New Media Investment Group, Inc.	11,827£[b]
	207	Nexstar Broadcasting Group, Inc. Class A	9,802Ø
	176	Sinclair Broadcast Group, Inc. Class A	4,456Ø
	27	Starz Class A	1,008*£[b]
	552	The EW Scripps Co. Class A	9,754Ø
	816	Time Warner Cable, Inc.	146,366£[b]Ø
	888	Time Warner, Inc.	61,050£[b]Ø
	652	Tribune Media Co. Class A	23,211Ø
	3,051	Videocon d2h Ltd. ADR	29,442*£[b]Ø
	806	Wolters Kluwer NV	24,776Ø
			555,295
Metals & Mining (0.5%)
	1,678	Electrum Special Acquisition Corp. Class U	16,579*£[b]
	5,687	Gold Fields Ltd. ADR	15,127£[b]
	100	Nippon Steel & Sumitomo Metal Corp.	1,822
	3,677	SunCoke Energy, Inc.	28,607£[b]Ø
			62,135
Multiline Retail (0.2%)
	375	Dollar Tree, Inc.	24,998*Ø
	800	Europris ASA	3,815*ñØ
			28,813
Multi-Utilities (0.4%)
	1	CMS Energy Corp.	35
	173	Dominion Resources, Inc.	12,176
	30	DTE Energy Co.	2,411
	78	NiSource, Inc.	1,447Ø
	222	Sempra Energy	21,472
	500	TECO Energy, Inc.	13,130Ø
			50,671
Oil, Gas & Consumable Fuels (2.2%)
	427	Anadarko Petroleum Corp.	25,786£[b]Ø
	1,000	BG Group PLC ADR	14,570Ø
	100	BG Group PLC	1,439Ø
	1,323	Boardwalk Pipeline Partners LP	15,572
	195	Caltex Australia Ltd.	4,305Ø
	1,816	Cheniere Energy Partners LP Holdings LLC	34,522Ø
	482	Cheniere Energy, Inc.	23,281*£[b]
	51	Columbia Pipeline Group, Inc.	933
	268	Enbridge, Inc.	9,951Ø
	510	Encana Corp.	3,284£[b]
	113	EQT GP Holdings LP	2,570Ø
	459	Freehold Royalties Ltd.	3,721Ø
	7	GasLog Ltd.	67
	2	Golar LNG Ltd.	56
	317	Hess Corp.	15,869£[b]
	27	HollyFrontier Corp.	1,319
	42	Kinder Morgan, Inc.	1,162
	1,084	Noble Energy, Inc.	32,715Ø
	268	Penn Virginia Corp.	142*£[b]
	40	Phillips 66	3,074
	460	Plains GP Holdings LP Class A	8,050
	331	SemGroup Corp. Class A	14,312
	92	Tallgrass Energy GP LP	1,828Ø
	21	Teekay Corp.	622
	1,282	The Williams Cos., Inc.	47,242
			266,392
Personal Products (0.1%)
	10,588	Asaleo Care Ltd.	13,341Ø

Pharmaceuticals (2.8%)
	411	Allergan PLC	111,714*£[b]Ø
	1,046	Mylan NV	42,112*£[b]Ø
	2,160	Nektar Therapeutics	23,674*
	452	Perrigo Co. PLC	71,086Ø
	204	Revance Therapeutics, Inc.	6,071*£[b]
	1,974	Zoetis, Inc.	81,289£[b]Ø
			335,946
Real Estate Investment Trusts (3.6%)
	924	Apollo Commercial Real Estate Finance, Inc.	14,516Ø
	1,588	BioMed Realty Trust, Inc.	31,728Ø
	511	Colony Capital, Inc. Class A	9,995
	280	CyrusOne, Inc.	9,145Ø
	156	Equinix, Inc.	42,650Ø
	666	Home Properties, Inc.	49,783
	1,074	Host Hotels & Resorts, Inc.	16,980Ø
	7,811	New Senior Investment Group, Inc.	81,703£[b]
	1,745	Newcastle Investment Corp.	$ 7,661£[b]
	7,194	NorthStar Realty Finance Corp.	88,846£[b]Ø
	104	Simon Property Group, Inc.	19,107Ø
	1,058	STAG Industrial, Inc.	19,266Ø
	1,500	Strategic Hotels & Resorts, Inc.	20,685*Ø
	379	Ventas, Inc.	21,247£[b]
			433,312
Real Estate Management & Development (1.5%)
	199	Altus Group Ltd.	3,054
	1,172	CBRE Group, Inc. Class A	37,504*Ø
	400	Conwert Immobilien Invest SE	5,404*Ø
	1,400	Daiwa House Industry Co. Ltd.	34,707Ø
	900	Hulic Co. Ltd.	8,142Ø
	2,205	Kennedy Wilson Europe Real Estate PLC	37,959Ø
	242	LEG Immobilien AG	19,959*Ø
	253	Mitsubishi Estate Co. Ltd. ADR	5,200£[b]
	8,200	Pruksa Real Estate PCL	6,506Ø
	700	Tokyo Tatemono Co. Ltd.	8,346Ø
	1,400	Tokyu Fudosan Holdings Corp.	9,315Ø
			176,096
Road & Rail (1.7%)
	185	Avis Budget Group, Inc.	8,081*
	258	Canadian Pacific Railway Ltd.	37,041Ø
	400	Con-way, Inc.	18,980Ø
	3,622	Hertz Global Holdings, Inc.	60,596*
	562	Roadrunner Transportation Systems, Inc.	10,341*
	1,935	Swift Transportation Co.	29,063*Ø
	490	Union Pacific Corp.	43,321£[b]Ø
			207,423
Semiconductors & Semiconductor Equipment (2.2%)
	911	Altera Corp.	45,623Ø
	3,955	Atmel Corp.	31,917
	3,366	Broadcom Corp. Class A	173,113Ø
	300	Integrated Silicon Solution, Inc.	6,447Ø
	32	Magnachip Semiconductor Corp.	211*
	337	Micron Technology, Inc.	5,048*£[b]
	200	OmniVision Technologies, Inc.	5,252*Ø
	1,000	SCREEN Holdings Co. Ltd.	4,891Ø
	12	SunPower Corp.	240*
			272,742
Software (1.7%)
	2,250	Nintendo Co. Ltd. ADR	47,178Ø
	3,395	Nuance Communications, Inc.	55,576*£[b]
	960	PTC, Inc.	30,471*
	655	Solera Holdings, Inc.	35,370Ø
	820	Verint Systems, Inc.	35,383*Ø
			203,978
Specialty Retail (0.7%)
	1,500	Gulliver International Co. Ltd.	13,739Ø
	7,455	Office Depot, Inc.	47,861*Ø
	859	Vitamin Shoppe, Inc.	28,038*£[b]
			89,638
Technology Hardware, Storage & Peripherals (1.3%)
	1,000	Dot Hill Systems Corp.	9,730*Ø
	1,231	EMC Corp.	29,741£[b]
	2,338	Hewlett-Packard Co.	59,876Ø
	1,378	NCR Corp.	31,350*£[b]
	417	Western Digital Corp.	33,126Ø
			163,823
Textiles, Apparel & Luxury Goods (0.4%)
	445	PVH Corp.	45,363Ø

Thrifts & Mortgage Finance (0.1%)
	1,119	Federal National Mortgage Association	2,518*Ø
	100	Home Loan Servicing Solutions Ltd.	69Ø
	430	Hudson City Bancorp., Inc.	4,373£[b]
			6,960
Trading Companies & Distributors (0.8%)
	1,594	AerCap Holdings NV	60,954*£[b]Ø
	1,028	Air Lease Corp.	31,786Ø
	100	Mitsubishi Corp.	1,639
	139	United Rentals, Inc.	8,347*
			102,726
Transportation Infrastructure (0.3%)
	551	Macquarie Infrastructure Corp.	41,138Ø

Water Utilities (0.2%)
	362	American Water Works Co., Inc.	19,939

Total Common Stocks (Cost $8,348,312)			7,557,973

Preferred Stocks (0.1%)

Banks (0.1%)
	1,473	National Bank of Greece SA, Ser. A, 9.00%	11,342*Ø
		(Cost $26,824)

Exchange Traded Funds (0.9%)
	1,451	iShares MSCI Brazil Capped ETF	31,850£[b]Ø
	2,585	PowerShares DB U.S. Dollar Index Bullish Fund	64,884*Ø

Total Exchange Traded Funds (Cost $93,076)			96,734

Closed-End Funds (0.2%)
	674	AP Alternative Assets LP	24,129*Ø
	296	BlackRock Floating Rate Income Strategies Fund, Inc.	3,830Ø
	265	Blackstone / GSO Strategic Credit Fund, Class C	3,766Ø
	560	Invesco Senior Income Trust	2,341Ø
	714	Voya Prime Rate Trust	3,613Ø

Total Closed-End Funds (Cost $37,655)			37,679

Master Limited Partnerships (1.9%)

Capital Markets (0.4%)
	1,320	Apollo Global Management LLC, Class A	22,678Ø
	757	The Blackstone Group LP	23,974Ø
			46,652
Oil, Gas & Consumable Fuels (1.5%)
	93	Antero Midstream Partners LP	1,661Ø
	9	Buckeye Partners LP	533
	1,496	Cheniere Energy Partners LP	39,405Ø
	14	Delek Logistics Partners LP	423
	151	Dominion Midstream Partners LP	4,054Ø
	895	Energy Transfer Equity LP	18,625
	542	Energy Transfer Partners LP	22,260
	589	Enterprise Products Partners LP	14,666
	181	EQT Midstream Partners LP	12,006
	9	Magellan Midstream Partners LP	541Ø
	110	MPLX LP	4,203Ø
	555	NuStar GP Holdings LLC	14,835Ø
	23	Phillips 66 Partners LP	1,133
	327	Plains All American Pipeline LP	9,934Ø
	21	Rose Rock Midstream LP	512
	16	Shell Midstream Partners LP	471
	1	Spectra Energy Partners LP	40
	494	Sunoco Logistics Partners LP	14,158Ø
	392	Sunoco LP	13,269
	7	Tallgrass Energy Partners LP	275
	40	Valero Energy Partners LP	1,766
	4	Western Gas Equity Partners LP	158
	192	Western Gas Partners LP	8,989
	43	Western Refining Logistics LP	897
			184,814
Total Master Limited Partnerships (Cost $256,328)			231,466

Number of Rights

Rights (0.0%)

Biotechnology (0.0%)
	500	Chelsea Therapeutics International Ltd. (H Lundbeck A/S)	55*f N

Food & Staples Retailing (0.0%)
	1,000	Safeway, Inc. (Casa Ley)	350*f N
	1,000	Safeway, Inc. (Property Development Centers)	49*f N
			399
Health Care Providers & Services (0.0%)
	163	Community Health Systems, Inc., due 1/4/16	1*

Total Rights (Cost $26)			455

Number of Warrants

Warrants (0.0%)

Diversified Financial Services (0.0%)
	1,576	Acasta Enterprises, Inc., due 9/8/20	319*
	1,072	Alignvest Acquisition Corp., due 6/15/23	249*

Total Warrants (Cost $0)			568

Principal Amount

Bank Loan Obligationsμ (8.2%)

Advertising (0.1%)
	$14,775	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	13,819Ø

Aerospace & Defense (0.4%)
	21,000	Standard Aero Ltd., 1st Lien Term Loan, 5.25%, due 6/25/22	21,000Ø
	32,462	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	32,405Ø
			53,405
Biotechnology (0.2%)
	22,943	AgroFresh, Inc., Term Loan, 5.75%, due 7/2/21	22,837Ø

Building Materials (0.0%)
	5,000	Jeld-Wen, Inc., Term Loan, 5.00%, due 6/26/22	4,978Ø

Building Products (0.2%)
	13,000	Builders FirstSource, Inc., Term Loan B, 6.00%, due 7/24/22	12,878Ø
	11,000	US LBM Holdings LLC, 1st Lien Term Loan, 6.25%, due 8/19/22	10,712
			23,590
Capital Markets (0.2%)
	21,000	Duff & Phelps Utility and Corporate Bond Trust, Inc., 2nd Lien Term Loan, 9.50%, due 8/14/21	20,790N

Commercial Services & Supplies (0.9%)
	20,895	Accuvant, Inc., Term Loan B, 6.25%, due 12/15/21	20,686Ø
	10,972	Capstone Logistics Acquisition, Inc., Term Loan B, 5.50%, due 10/3/21	10,904N
	15,746	First Advantage Corp., Term Loan B, 6.25%, due 6/29/22	15,687N
	3,976	Merrill Communications LLC, 1st Lien Term Loan, 6.25%, due 5/29/22	3,946N
	17,000	Protection One, Inc., 1st Lien Term Loan, 5.00%, due 6/19/21	16,989Ø
	9,000	Protection One, Inc., 2nd Lien Term Loan, 9.75%, due 6/19/22	8,843N
	21,000	SITEL Worldwide Corp., 1st Lien Term Loan, 6.50%, due 8/17/21	20,724N
	659	Universal Services, Delayed Draw Term Loan, 4.75%, due 7/27/22	650††N
	9,341	Universal Services, Term Loan B, 4.75%, due 7/27/22	9,219Ø
			107,648
Communications Equipment (0.1%)
	10,945	Riverbed Technology, Inc., Term Loan B, 6.00%, due 2/25/22	10,945Ø

Containers & Packaging (0.0%)
	5,000	Prolamina Corp., Term Loan B, 5.00%, due 8/6/22	4,969Ø

Diversified Financial Services (0.6%)
	$1,831	BATS Global Markets Holdings, Inc., Term Loan, 5.75%, due 1/31/20	1,838N
	50,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	49,625N
	24,809	IG Investments Holdings LLC, 1st Lien Term Loan, 6.00%, due 10/31/21	24,705N
			76,168
Electric Utilities (0.4%)
	47,983	Astoria Energy LLC, 1st Lien Term Loan, 5.00%, due 12/18/21	47,663N

Electronic Equipment, Instruments & Components (0.0%)
	2,000	TTM Technologies, Inc., Term Loan B, 6.00%, due 5/8/21	1,860Ø

Health Care Equipment & Supplies (0.1%)
	7,000	Physio-Control International, Inc., 1st Lien Term Loan, 5.50%, due 5/19/22	6,943Ø
	7,000	Physio-Control International, Inc., 2nd Lien Term Loan, 10.00%, due 5/19/22	6,956N
			13,899
Health Care Providers & Services (0.3%)
	20,948	21st Century Oncology, Inc., Term Loan, 6.50%, due 4/28/22	19,848N
	11,940	Beacon Health Strategies LLC, Term Loan B, 4.75%, due 9/30/21	11,753Ø
			31,601
Healthcare - Products (0.3%)
	38,805	Curo Health Services Holdings, Inc., Term Loan B, 6.50%, due 2/2/22	38,773N

Hotels, Restaurants & Leisure (0.6%)
	21,890	Amaya Holdings BV, 1st Lien Term Loan, 5.00%, due 7/29/21	21,507Ø
	53,730	Caesars Entertainment Operating Co., Inc., Term Loan B, due 3/1/17	48,357≠Ø
			69,864
Insurance (0.8%)
	95,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	85,120Ø
	9,975	Asurion LLC, Term Loan B, 5.00%, due 7/30/22	9,409Ø
	3,990	Confie Seguros Holding II Co., 1st Lien Term Loan B, 5.75%, due 11/9/18	3,990 N
	1,973	Hyperion Insurance Group Ltd., Term Loan B, 5.50%, due 3/26/22	1,970N
			100,489
Internet Software & Services (1.0%)
	4,000	AF Borrower LLC, Initial Term Loan, 10.00%, due 1/30/23	3,973N
	19,000	Ancestry.com, Inc., Term Loan, 5.00%, due 8/17/22	18,834Ø
	15,945	Answers Corp., Term Loan, 6.25%, due 10/3/21	11,507N
	9,950	Internet Brands, Inc., 1st Lien Term Loan, 4.75%, due 6/26/21	9,838Ø
	49,391	TravelClick, Inc., 1st Lien Term Loan, 5.50%, due 5/8/21	48,897N
	31,815	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	31,636Ø
			124,685
Media (0.9%)
	13,000	Cablevision Systems Corp., Term Loan B, due 9/25/22	12,916^^
	7,000	Cirque du Soleil, Inc., 2nd Lien Term Loan, 9.25%, due 6/25/23	6,869Ø
	17,870	Endemol NV, 1st Lien Term Loan, 6.75%, due 8/6/21	17,233Ø
	50,000	Liberty Cablevision of Puerto Rico LLC, Term Loan B, 4.50%, due 1/7/22	48,406 N
	5,000	NEP/NCP Holdco, Inc., Term Loan, 10.00%, due 7/22/20	4,967Ø
	4,975	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	4,929Ø
	9,975	Top Right Group Ltd., Term Loan B, 6.00%, due 4/13/22	9,933Ø
			105,253
Miscellaneous Manufacturing (0.1%)
	9,975	Novolex Holdings, Inc., 1st Lien Term Loan, 6.00%, due 12/4/21	9,917Ø

Multiline Retail (0.3%)
	6,000	Hudson's Bay Co., Term Loan B, due 8/14/22	6,017^^Ø
	33,119	JC Penney Corp., Inc., Term Loan, 6.00%, due 5/21/18	32,891Ø
	3,000	KIK Custom Products, Inc., Term Loan B, 6.00%, due 8/24/22	2,930
			41,838
Oil, Gas & Consumable Fuels (0.1%)
	$ 5,969	Arch Coal, Inc., 1st Lien Term Loan, 6.25%, due 5/16/18	3,358Ø
	27,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, due 9/30/20	7,425Ø
			10,783
Packaging & Containers (0.0%)
	1,493	Kloeckner Pentaplast of America, Inc., Initial Term Loan, 5.00%, due 4/22/20	1,497Ø
	3,494	Kloeckner Pentaplast of America, Inc., Term Loan B, 5.00%, due 4/22/20	3,502Ø
			4,999
Pharmaceuticals (0.0%)
	1,950	Alvogen Pharma US, Inc., 1st Lien Term Loan, 6.00%, due 4/2/22	1,940N

Real Estate Investment Trusts (0.1%)
	2,993	Communications Sales & Leasing, Inc., Term Loan B, 5.00%, due 10/16/22	2,802Ø
	3,000	DTZ US Borrower LLC, 1st Lien Term Loan, due 10/28/21	2,965^^Ø¢
			5,767
Road & Rail (0.1%)
	6,000	Quality Distribution, Inc., 1st Lien Term Loan, 5.75%, due 7/31/22	5,900Ø

Semiconductors & Semiconductor Equipment (0.1%)
	5,000	Linxens, 2nd Lien Term Loan, due 7/31/23	4,975^^N
	8,000	Linxens, Term Loan B, due 7/31/22	7,940^^N
			12,915
Software (0.0%)
	3,990	CT Technologies Intermediate Holdings, Inc., Term Loan, 5.25%, due 11/5/21	3,972

Specialty Retail (0.2%)
	18,854	Academy Ltd., Term Loan B, 5.00%, due 6/16/22	18,739Ø

Telecommunications (0.1%)
	6,913	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	6,843N

Total Bank Loan Obligations (Cost $1,027,042)			996,849

Corporate Debt Securities (3.4%)

Air Freight & Logistics (0.0%)
	6,000	XPO Logistics, Inc., 6.50%, due 6/15/22	5,074ñØ

Biotechnology (0.0%)
	5,000	AMAG Pharmaceuticals, Inc., 7.88%, due 9/1/23	4,787ñØ

Chemicals (0.0%)
	3,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	4≠ N

Commercial Services & Supplies (0.0%)
	5,000	Constellis Holdings LLC, 9.75%, due 5/15/20	4,550ñØ

Communications Equipment (0.1%)
	10,000	Avaya, Inc., 7.00%, due 4/1/19	7,925ñØ
	10,000	Avaya, Inc., 10.50%, due 3/1/21	4,600ñØ
			12,525
Diversified Telecommunication Services (1.3%)
	100,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	104,000ñØ
	63,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	51,817Ø
			155,817
Electric Utilities (0.2%)
	$19,836	Energy Future Intermediate Holding Co. LLC, 11.75%, due 3/1/22	21,125≠ñØ

Gas Utilities (0.2%)
	24,000	Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	21,120Ø

Household Products (0.1%)
	18,000	The Sun Products Corp., 7.75%, due 3/15/21	15,300ñØ

Insurance (0.5%)
	36,888	Ambac Assurance Corp., 5.10%, due 6/7/20	39,655ñØ
	5,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	1,900Øμ
	13,600	Wayne Merger Sub LLC, 8.25%, due 8/1/23	13,022ñØ
			54,577
Media (0.1%)
	4,000	DISH DBS Corp., 5.00%, due 3/15/23	3,350Ø
	6,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	6,045Ø
			9,395
Oil, Gas & Consumable Fuels (0.3%)
	22,000	Cobalt International Energy, Inc., 3.13%, due 5/15/24	13,860Ø
	21,400	Midstates Petroleum Co. Inc, / Midstates Petroleum Co. LLC, 10.00%, due 6/1/20	15,515ñØ
			29,375
Semiconductors & Semiconductor Equipment (0.1%)
	21,000	SunEdison, Inc., 2.63%, due 6/1/23	10,579ñ

Specialty Retail (0.4%)
	50,000	Petco Holdings, Inc., 8.50% Cash/9.25% PIK, due 10/15/17	50,375[c]ñØ

Transportation (0.1%)
	11,000	OPE KAG Finance Sub, Inc., 7.88%, due 7/31/23	11,165ñØ

Total Corporate Debt Securities (Cost $433,920)			405,768

Number of Contracts

Purchased Options (0.4%)

Call Options (0.1%)
	1	Cheniere Energy Partners LP, Mar 2016 @ 28	115
	20	General Electric Co., Jan 2016 @ 27	760
	5	Macy's, Inc., Feb 2016 @ 65	405
	2	Molson Coors Brewing Co., Jan 2016 @ 80	1,546
	7	Molson Coors Brewing Co., Jan 2016 @ 82.5	4,515
	2	Monsato Co., Jan 2017 @ 135	104
	5	Starwood Hotels & Resorts Worldwide, Inc., Nov 2015 @ 87.5	230
	9	SunEdison, Inc., Jan 2016 @ 20	90
	5	Time Warner, Inc., Jan 2016 @ 77.50	535
			8,300
Put Options (0.3%)
	2	Altera Corp., Jan 2016 @ 45	390
	4	Atmel Corp., Nov 2015 @ 9	408
	12	Cumulus Media, Inc., Dec 2015 @ 2.5	2,040
	1	DISH Network Corp., Jan 2016 @ 57.5	440
	1	Humana, Inc., Jan 2016 @ 185	1,480
	4	iShares Russell 2000 ETF, Dec 2015 @ 112	2,520
	14	iShares Russell 2000 ETF, Dec 2015 @ 108	7,238
	4	MGM Resorts International, Jan 2016 @ 18	704
	3	Micron Technology, Inc., Jan 2016 @ 14	$ 420
	3	Micron Technology, Inc., Jan 2016 @ 19	1,335
	2	Mylan NV, Oct 2015 @ 50	2,104
	8	Office Depot, Inc., Jan 2016 @ 7	960
	30	SPDR S&P 500 ETF Trust, Dec 2015 @ 185	17,400
	1	Yahoo!, Inc., Jan 2016 @ 33	520
	4	Yahoo!, Inc., Jan 2016 @ 41	4,912
	1	Yelp, Inc., Oct 2015 @ 35	1,328
			44,199

Total Purchased Options (Cost $48,429)			52,499

Number of Shares

Short-Term Investment (18.2%)

Money Market Funds (18.2%)
	2,204,487	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class	2,204,487Ø
		(Cost $2,204,487)

Total Long Positions (95.5%) (Cost $12,476,099)			11,595,820##

Cash, receivables and other assets, less liabilities (35.8%)			4,353,807±†††Ø

Short Positions (see summary below) ((31.3)%)			(3,799,491)

Total Net Assets (100.0%)			12,150,136

Number Of Shares

Short Positions ((31.3)%) £ØØ

Common Stocks Sold Short (20.0%)

Air Freight & Logistics (0.5%)
	(201)	CH Robinson Worldwide, Inc.	(13,624)
	(379)	Expeditors International of Washington, Inc.	(17,832)
	(4,215)	Royal Mail PLC	(29,254)
			(60,710)
Airlines (0.2%)
	(1,950)	Deutsche Lufthansa AG	(27,073)*

Automobiles (0.3%)
	(1,300)	Nissan Motor Co. Ltd.	(11,953)
	(750)	Tata Motors Ltd. ADR	(16,875)*
	(200)	Toyota Motor Corp.	(11,710)
			(40,538)
Banks (0.7%)
	(200)	BB&T Corp.	(7,120)
	(575)	Canadian Western Bank	(10,121)
	(117)	Commonwealth Bank of Australia	(6,006)
	(608)	DNB ASA	(7,906)
	(37)	M&T Bank Corp.	(4,512)
	(281)	National Australia Bank Ltd.	(5,947)
	(200)	National Bank of Canada	(6,384)
	(1,800)	Regions Financial Corp.	(16,218)
	(67)	Royal Bank of Canada	(3,702)
	(886)	Standard Bank Group Ltd.	(8,631)
	(604)	Svenska Handelsbanken AB Class B	(8,652)
			(85,199)
Beverages (0.2%)
	(150)	Pernod Ricard SA	(15,115)
	(38)	The Boston Beer Co., Inc. Class A	(8,003)*
			(23,118)
Biotechnology (0.3%)
	(108)	AMAG Pharmaceuticals, Inc.	(4,291)*
	(72)	Amgen, Inc.	(9,959)
	(99)	Celgene Corp.	(10,709)*
	(174)	Exact Sciences Corp.	(3,130)*
	(76)	Kite Pharma, Inc.	(4,232)*
			(32,321)
Building Products (0.1%)
	(1,225)	Builders FirstSource, Inc.	(15,533)*

Capital Markets (0.3%)
	(65)	BlackRock, Inc.	(19,336)
	(220)	Eaton Vance Corp.	(7,352)
	(470)	GAM Holding AG	(8,271)*
			(34,959)
Chemicals (0.7%)
	(3)	Givaudan SA	(4,879)*
	(1,000)	Kaneka Corp.	(7,364)
	(200)	Kuraray Co. Ltd.	(2,493)
	(143)	Novozymes A/S Class B	(6,230)
	(350)	Potash Corp. of Saskatchewan, Inc.	(7,192)
	(250)	Praxair, Inc.	(25,465)
	(350)	Syngenta AG ADR	(22,323)
	(1,524)	Tronox Ltd. Class A	(6,660)
			(82,606)
Commercial Services & Supplies (0.3%)
	(217)	HNI Corp.	(9,309)
	(300)	MSA Safety, Inc.	(11,991)
	(96)	Stericycle, Inc.	(13,374)*
			(34,674)
Communications Equipment (0.1%)
	(250)	Motorola Solutions, Inc.	(17,095)

Containers & Packaging (0.2%)
	(475)	WestRock Co.	(24,434)

Diversified Financial Services (0.1%)
	(2,388)	FirstRand Ltd.	(8,469)

Diversified Telecommunication Services (0.3%)
	(29,701)	Telecom Italia SpA	(36,573)*

Electric Utilities (0.1%)
	(394)	CEZ AS	(8,196)
	(39)	Duke Energy Corp.	(2,806)
			(11,002)
Electrical Equipment (0.1%)
	(375)	Sensata Technologies Holding NV	(16,627)*

Electronic Equipment, Instruments & Components (0.3%)
	(271)	Hexagon AB Class B	(8,266)
	(300)	Ibiden Co. Ltd.	(3,927)
	(2,200)	Japan Display, Inc.	(6,338)*
	(200)	Ryosan Co. Ltd.	(4,680)
	(400)	Taiyo Yuden Co. Ltd.	(5,227)
	(800)	Yaskawa Electric Corp.	(8,164)
			(36,602)
Energy Equipment & Services (0.8%)
	(2,300)	Calfrac Well Services Ltd.	(5,360)
	(26)	Halliburton Co.	(919)
	(1,300)	Schlumberger Ltd.	(89,661)
			(95,940)
Food & Staples Retailing (0.6%)
	(171)	CVS Health Corp.	(16,498)
	(679)	Sysco Corp.	(26,461)
	(114)	Walgreens Boots Alliance, Inc.	(9,473)
	(124)	Wal-Mart Stores, Inc.	(8,040)
	(762)	Woolworths Ltd.	(13,357)
			(73,829)
Food Products (0.9%)
	(235)	B&G Foods, Inc.	(8,566)
	(482)	Campbell Soup Co.	(24,428)
	(800)	Dean Foods Co.	(13,216)
	(100)	Ezaki Glico Co. Ltd.	(4,621)
	(100)	House Foods Group, Inc.	(1,691)
	(200)	Kewpie Corp.	(3,978)
	(200)	MEIJI Holdings Co. Ltd.	(14,666)
	(224)	Mondelez International, Inc. Class A	(9,379)
	(117)	Nestle SA	(8,794)
	(191)	The Hain Celestial Group, Inc.	(9,856)*
	(200)	Yakult Honsha Co. Ltd.	(9,962)
			(109,157)
Gas Utilities (0.0%)
	(39)	Piedmont Natural Gas Co., Inc.	(1,563)

Health Care Equipment & Supplies (1.4%)
	(362)	Baxter International, Inc.	(11,892)
	(681)	Boston Scientific Corp.	(11,175)*
	(451)	Coloplast A/S Class B	(31,927)
	(275)	Cyberonics, Inc.	(16,715)*
	(289)	DENTSPLY International, Inc.	(14,615)
	(253)	Getinge AB Class B	(5,634)
	(215)	Medtronic PLC	(14,392)
	(165)	Sirona Dental Systems, Inc.	(15,401)*
	(180)	St. Jude Medical, Inc.	(11,356)
	(153)	Stryker Corp.	(14,397)
	(100)	Sysmex Corp.	(5,281)
	(60)	Teleflex, Inc.	(7,453)
	(51)	Varian Medical Systems, Inc.	(3,763)*
	(124)	Zimmer Biomet Holdings, Inc.	(11,647)
			(175,648)
Health Care Providers & Services (0.9%)
	(333)	AmerisourceBergen Corp.	(31,632)
	(56)	Anthem, Inc.	(7,840)
	(196)	Cardinal Health, Inc.	(15,057)
	(43)	Centene Corp.	(2,332)*
	(290)	Envision Healthcare Holdings, Inc.	(10,669)*
	(120)	Henry Schein, Inc.	(15,926)*
	(67)	McKesson Corp.	(12,397)
	(165)	Patterson Cos., Inc.	(7,136)
			(102,989)
Hotels, Restaurants & Leisure (0.3%)
	(113)	Cracker Barrel Old Country Store, Inc.	(16,643)
	(950)	Sonic Corp.	(21,802)
			(38,445)
Household Durables (0.1%)
	(306)	Lennar Corp. Class A	(14,728)

Household Products (0.1%)
	(400)	Unicharm Corp.	(7,085)

Independent Power & Renewable Electricity Producers (0.0%)
	(149)	NRG Yield, Inc. Class C	(1,730)

Industrial Conglomerates (0.1%)
	(177)	Danaher Corp.	(15,082)

Insurance (0.8%)
	(48)	ACE Ltd.	(4,963)
	(84)	Hannover Rueck SE	(8,592)
	(1,693)	Insurance Australia Group Ltd.	(5,789)
	(988)	Primerica, Inc.	(44,529)
	(550)	The Progressive Corp.	(16,852)
	(134)	The Travelers Cos., Inc.	(13,337)
			(94,062)
Internet & Catalog Retail (0.2%)
	(152)	Expedia, Inc.	(17,887)

Internet Software & Services (0.2%)
	(340)	Alibaba Group Holding Ltd. ADR	(20,050)*

IT Services (0.1%)
	(100)	International Business Machines Corp.	(14,497)

Life Sciences Tools & Services (0.4%)
	(47)	Illumina, Inc.	(8,263)*
	(198)	Quintiles Transnational Holdings, Inc.	(13,775)*
	(92)	Thermo Fisher Scientific, Inc.	(11,250)
	(117)	Waters Corp.	(13,831)*
			(47,119)
Machinery (1.1%)
	(71)	Caterpillar, Inc.	(4,641)
	(150)	Cummins, Inc.	(16,287)
	(285)	Deere & Co.	(21,090)
	(161)	Dover Corp.	(9,206)
	(500)	Hitachi Construction Machinery Co. Ltd.	(6,701)
	(610)	Kone OYJ Class B	(23,175)
	(400)	NSK Ltd.	(3,877)
	(1,000)	NTN Corp.	(4,126)
	(200)	Parker-Hannifin Corp.	(19,460)
	(209)	Tennant Co.	(11,742)
	(87)	Wabtec Corp.	(7,660)
			(127,965)
Marine (0.0%)
	(2,000)	Mitsui OSK Lines Ltd.	(4,804)

Media (1.0%)
	(12)	AMC Networks, Inc. Class A	(878)*
	(46)	Cablevision Systems Corp. Class A	(1,494)
	(294)	Charter Communications, Inc. Class A	(51,700)*
	(12)	Lions Gate Entertainment Corp.	(442)
	(350)	Omnicom Group, Inc.	(23,065)
	(293)	The Walt Disney Co.	(29,944)
	(410)	Viacom, Inc. Class B	(17,691)
			(125,214)
Metals & Mining (0.2%)
	(1,900)	ArcelorMittal	(9,785)
	(1,250)	Globe Specialty Metals, Inc.	(15,162)
			(24,947)
Multiline Retail (0.3%)
	(3,675)	JC Penney Co., Inc.	(34,141)*

Oil, Gas & Consumable Fuels (0.0%)
	(585)	Cobalt International Energy, Inc.	(4,142)*
	(12)	Tesoro Corp.	(1,167)
			(5,309)
Paper & Forest Products (0.2%)
	(525)	Domtar Corp.	(18,769)

Personal Products (0.1%)
	(117)	The Estee Lauder Cos., Inc. Class A	(9,440)

Pharmaceuticals (0.6%)
	(100)	Eisai Co. Ltd.	(5,900)
	(156)	Johnson & Johnson	(14,563)
	(403)	Merck & Co., Inc.	(19,904)
	(150)	Novartis AG ADR	(13,788)
	(100)	Ono Pharmaceutical Co. Ltd.	(11,856)
	(300)	Shionogi & Co. Ltd.	(10,754)
			(76,765)
Real Estate Investment Trusts (1.0%)
	(184)	Digital Realty Trust, Inc.	(12,019)
	(423)	Duke Realty Corp.	(8,058)
	(64)	Federal Realty Investment Trust	(8,733)
	(687)	Gaming and Leisure Properties, Inc.	(20,404)
	(595)	Mack-Cali Realty Corp.	(11,234)
	(196)	Pebblebrook Hotel Trust	(6,948)
	(1,175)	Pennsylvania Real Estate Investment Trust	(23,300)
	(189)	Regency Centers Corp.	(11,746)
	(71)	SL Green Realty Corp.	(7,679)
	(123)	Sun Communities, Inc.	(8,335)
			(118,456)
Real Estate Management & Development (0.1%)
	(125)	The Howard Hughes Corp.	(14,342)*

Road & Rail (0.5%)
	(208)	Canadian National Railway Co.	(11,806)
	(585)	Knight Transportation, Inc.	(14,040)
	(48)	Landstar System, Inc.	(3,046)
	(145)	Norfolk Southern Corp.	(11,078)
	(717)	Werner Enterprises, Inc.	(17,997)
			(57,967)
Semiconductors & Semiconductor Equipment (0.4%)
	(401)	Avago Technologies Ltd.	(50,129)
	(237)	SunEdison, Inc.	(1,702)*
			(51,831)
Software (0.4%)
	(24)	FactSet Research Systems, Inc.	(3,836)
	(225)	ServiceNow, Inc.	(15,626)*
	(200)	SS&C Technologies Holdings, Inc.	(14,008)
	(250)	Workday, Inc. Class A	(17,215)*
			(50,685)
Specialty Retail (0.9%)
	(100)	Fast Retailing Co. Ltd. ADR	(4,059)
	(100)	Foot Locker, Inc.	(7,197)
	(337)	GNC Holdings, Inc. Class A	(13,621)
	(175)	L Brands, Inc.	(15,773)
	(473)	Outerwall, Inc.	(26,928)
	(1,626)	Staples, Inc.	(19,073)
	(400)	The Buckle, Inc.	(14,788)
	(68)	Tiffany & Co.	(5,251)
	(94)	Tractor Supply Co.	(7,926)
			(114,616)
Technology Hardware, Storage & Peripherals (0.1%)
	(140)	Seagate Technology PLC	(6,272)

Textiles, Apparel & Luxury Goods (0.5%)
	(113)	Coach, Inc.	(3,269)
	(99)	lululemon athletica, Inc.	(5,014)*
	(750)	Michael Kors Holdings Ltd.	(31,680)*
	(300)	VF Corp.	(20,463)
			(60,426)
Thrifts & Mortgage Finance (0.2%)
	(850)	Home Capital Group, Inc.	(20,401)

Trading Companies & Distributors (0.7%)
	(325)	Applied Industrial Technologies, Inc.	(12,399)
	(850)	Ashtead Group PLC	(11,958)
	(680)	Fastenal Co.	(24,895)
	(291)	MSC Industrial Direct Co., Inc. Class A	(17,759)
	(78)	WW Grainger, Inc.	(16,771)
			(83,782)
Wireless Telecommunication Services (0.0%)
	(634)	NII Holdings, Inc.	(4,127)*

Total Common Stocks Sold Short (Proceeds $(2,660,860))			(2,427,603)

Exchange Traded Funds Sold Short (10.4%)
	(154)	Alerian MLP ETF	(1,922)
	(908)	Energy Select Sector SPDR Fund	(55,570)
	(1,570)	Health Care Select Sector SPDR Fund	(103,981)
	(2,800)	iShares MSCI Japan ETF	(32,004)
	(2,159)	iShares Russell 2000 ETF	(235,763)
	(2,044)	iShares U.S. Real Estate ETF	(145,022)
	(78)	JPMorgan Alerian MLP Index ETN	(2,370)
	(437)	Materials Select Sector SPDR Fund	(17,445)
	(682)	Powershares QQQ Trust Series 1	(69,400)
	(1,671)	SPDR S&P 500 ETF Trust	(320,214)
	(1,012)	SPDR S&P MidCap 400 ETF Trust	(251,877)
	(55)	Utilities Select Sector SPDR Fund	(2,381)
	(332)	Vanguard REIT ETF	(25,079)

Total Exchange Traded Funds Sold Short (Proceeds $(1,373,495))			(1,263,028)

Master Limited Partnerships Sold Short (0.0%)

Gas Utilities (0.0%)
	(52)	Ferrellgas Partners LP	(1,027)

Oil, Gas & Consumable Fuels (0.0%)
	(12)	Holly Energy Partners LP	(348)
	(76)	ONEOK Partners LP	(2,224)
	(12)	TC PipeLines LP	(571)
			(3,143)
Total Master Limited Partnerships Sold Short (Proceeds $(4,453))			(4,170)

Principal Amount

Government Security (0.6%)

Sovereign (0.6%)
EUR	(64,000)	Bundesrepublik Deutschland, 1.00%, due 8/15/25	(74,371)

		(Proceeds $(73,744))

Corporate Debt Securities Sold Short(0.3%)

IT Services (0.1%)
	$(21,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(12,810)ñ

Metals & Mining (0.0%)
	(1,000)	Cliffs Natural Resources, Inc., 7.75%, due 3/31/20	(410)ñ
	(1,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(310)
			(720)
Oil, Gas & Consumable Fuels (0.2%)
	(4,000)	Energy XXI Gulf Coast, Inc., 11.00%, due 3/15/20	(1,920)ñ
	(13,000)	SandRidge Energy, Inc., 8.75%, due 6/1/20	(7,930)ñ
	(7,000)	SESI LLC, 7.13%, due 12/15/21	(6,939)
			(16,789)
Total Corporate Debt Securities Sold Short (Proceeds $(33,166))			(30,319)

Total Short Positions (Proceeds $(4,145,718))			(3,799,491)

See Notes to Schedule of Investments

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited)

† In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, purchased option contracts, written option contracts, rights, closed-end funds, master limited partnerships and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing services may value the security based on reported market quotations.

The value of the Fund’s investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).
The value of total return swap contracts (“total return swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of September 30, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks
Banks	$159,267	$52,169	$—	$211,436
Building Products	—	8,142	—	8,142
Capital Markets	168,427	22,882	—	191,309
Chemicals	197,856	28,252	—	226,108
Commercial Services & Supplies	46,509	13,053	—	59,562
Construction & Engineering	—	19,557	—	19,557
Containers & Packaging	50,992	4,122	—	55,114
Diversified Financial Services	171,457	11,609	—	183,066
Electric Utilities	90,208	5,558	—	95,766
Electrical Equipment	—	6,877	—	6,877
Electronic Equipment, Instruments & Components	8,261	5,046	—	13,307
Food Products	32,614	153,239	—	185,853
Health Care Equipment & Supplies	303,107	—	175	303,282
Hotels, Restaurants & Leisure	265,771	4,892	—	270,663
Household Durables	12,474	17,434	—	29,908
Industrial Conglomerates	53,682	11,544	—	65,226
Insurance	259,728	7,960	—	267,688
Machinery	159,635	5,319	—	164,954
Marine	—	2,317	—	2,317
Metals & Mining	60,313	1,822	—	62,135
Oil, Gas & Consumable Fuels	262,087	4,305	—	266,392
Personal Products	—	13,341	—	13,341
Real Estate Management & Development	109,080	67,016	—	176,096
Semiconductors & Semiconductor Equipment	267,851	4,891	—	272,742
Trading Companies & Distributors	101,087	1,639	—	102,726
Other Common Stocks^	4,304,406	—	—	4,304,406
Total Common Stocks	7,084,812	472,986	175	7,557,973
Preferred Stocks^	11,342	—	—	11,342
Exchange Traded Funds	96,734	—	—	96,734
Closed-End Funds	24,129	13,550	—	37,679
Master Limited Partnerships^	231,466	—	—	231,466
Rights
Biotechnology	—	—	55	55
Food & Staples Retailing	—	—	399	399
Health Care Providers & Services	1	—	—	1
Total Rights	1	—	454	455
Warrants^	568	—	—	568
Bank Loan Obligations
Capital Markets	—	—	20,790	20,790
Containers & Packaging	—	—	4,969	4,969
Electronic Equipment, Instruments & Components	—	—	1,860	1,860
Insurance	—	96,499	3,990	100,489

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

Other Bank Loan Obligations^	—	868,741	—	868,741
Total Bank Loan Obligations	—	965,240	31,609	996,849
Corporate Debt Securities
Chemicals	—	—	4	4
Other Corporate Debt Securities^	—	405,764	—	405,764
Total Corporate Debt Securities	—	405,764	4	405,768
Purchased Options	52,499	—	—	52,499
Short-Term Investments	—	2,204,487	—	2,204,487
Total Long Positions	$7,501,551	$4,062,027	$32,242	$11,595,820

^  The Schedule of Investments provides information on the industry categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/15
Investment in Securities:
Common Stocks‡
Health Care Equipment & Supplies	$—	$—	$—	$—	$—	$175	$—	$175	$—
Rights‡
Biotechnology	—	—	—	—	—	55	—	55	—
Food & Staples Retailing	—	—	399	—	—	—	—	399	399
Bank Loan Obligations	Ω
Aerospace & Defense	36,446	—	22	—	(4,299)	—	(32,169)	—	—
Auto Components	49,625	143	607	125	(50,500)	—	—	—	—
Capital Markets	—	7	203	20,580	—	—	—	20,790	203
Commercial Services & Supplies	21,296	—	2,660	—	(11,151)	—	(12,805)	—	—
Containers & Packaging	—	1	18	4,950	—	—	—	4,969	18
Diversified Financial Services	48,750	—	—	—	—	—	(48,750)	—	—
Electric Utilities	49,250	—	—	—	—	—	(49,250)	—	—
Electronic Equipment, Instruments & Components	—	4	1	4,825	(2,970)	—	—	1,860	(74)
Insurance	—	1	19	3,980	(10)	—	—	3,990	19
Internet Software & Services	49,010	—	—	—	—	—	(49,010)	—	—
Media	48,500	—	—	—	—	—	(48,500)	—	—
Telecommunications	6,930	—	—	—	—	—	(6,930)	—	—
Corporate Debt Securities Ω
Chemicals	45	—	26	—	(67)	—	—	4	(41)
Total	$309,852	$156	$3,955	$34,460	$(68,997)	$230	$(247,414)	$32,242	$524

‡ As of the period ended September 30, 2015, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

As of the period ended September 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $247,414 was transferred from Level 3 to Level 2. In addition, $230 was transferred from Level 2 to Level 3. Bank loans and Contingent Value Rights securities that transferred in or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3). In addition, $118,938 was transferred from Level 2 to Level 1. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no exchange prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of September 30, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Forward contracts (unrealized appreciation)	$—	$7,076	$—	$7,076
Total return swaps (unrealized appreciation)	—	2,302	—	2,302
Equity swaps (unrealized appreciation)	—	16,508	1,199	17,707
Total	$—	$25,886	$1,199	$27,085
§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/15
Investment in Securities:
Equity Swaps Ω
United States	$—	$—	$1,199	$—	$—	$—	$—	$1,199	$1,199
Total	$—	$—	$1,199	$—	$—	$—	$—	$1,199	$1,199

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of September 30, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Automobiles	$(16,875)	$(23,663)	$—	$(40,538)
Banks	(73,246)	(11,953)	—	(85,199)
Chemicals	(72,749)	(9,857)	—	(82,606)
Electronic Equipment, Instruments & Components	(8,266)	(28,336)	—	(36,602)
Food & Staples Retailing	(60,472)	(13,357)	—	(73,829)
Food Products	(74,239)	(34,918)	—	(109,157)
Health Care Equipment & Supplies	(170,367)	(5,281)	—	(175,648)
Household Products	—	(7,085)	—	(7,085)
Insurance	(88,273)	(5,789)	—	(94,062)
Machinery	(113,261)	(14,704)	—	(127,965)
Marine	—	(4,804)	—	(4,804)
Pharmaceuticals	(48,255)	(28,510)	—	(76,765)
Other Common Stocks Sold Short^	(1,513,343)	—	—	(1,513,343)
Total Common Stocks Sold Short	(2,239,346)	(188,257)	—	(2,427,603)
Exchange Traded Funds Sold Short	(1,263,028)	—	—	(1,263,028)

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

Master Limited Partnerships Sold Short^	(4,170)	—	—	(4,170)
Government Securities Sold Short	—	(74,371)	—	(74,371)
Corporate Debt Securities Sold Short^	—	(30,319)	—	(30,319)
Total Short Positions	$(3,506,544)	$(292,947)	$—	$(3,799,491)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended September 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, ($38,835) was transferred from Level 2 to Level 1. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no exchange prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of September 30, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(26,145)	$—	$(26,145)
Equity swaps (unrealized depreciation)	—	(63,991)	—	(63,991)
Options Written	(25,985)	—	—	(25,985)
Total return swaps (unrealized depreciation)	—	(3,077)	—	(3,077)
Total	$(25,985)	$(93,213)	$—	$(119,198)

##
At September 30, 2015, the cost of investments for U.S. federal income tax basis was $12,476,099. Gross unrealized appreciation of investments was $170,371 and gross unrealized depreciation of investments was $1,050,650, resulting in net unrealized depreciation of $880,279 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of September 30, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
±	At September 30, 2015, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Cablevision Systems Corp., Call	5	$33	December 2015	$(475)
General Electric Co., Put	20	23	January 2016	(1,260)
iShares Russell 2000 ETF, Put	14	90	December 2015	(1,428)
Macy's, Inc., Put	5	57.5	February 2016	(4,500)
Molson Coors Brewing Co., Call	9	95	January 2016	(1,665)
Molson Coors Brewing Co., Put	9	67.5	January 2016	(1,620)
Monsato Co., Put	2	105	January 2017	(5,290)
Starwood Hotels & Resorts Worldwide, Inc., Put	5	82.5	November 2015	(8,240)
SunEdison, Inc., Call	9	25	January 2016	(54)
Time Warner Cable, Inc., Call	1	195	October 2015	(73)
Time Warner, Inc., Call	5	90	January 2016	(80)
Time Warner, Inc., Put	5	62.5	January 2016	(1,300)

Total				$(25,985)

≠	Security had an event of default.
¢	All or a portion of this security was purchased on a delayed delivery basis.
£	At September 30, 2015, the Fund had pledged securities in the amount of $1,510,692 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
b	All or a portion of this security has been pledged as collateral.
c	Payment-in-kind (“PIK”) security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved in the good-faith belief that the reulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2015, these securities amounted to $311,487 of long positions and $(23,070) of short positions, or 2.6% and (0.2)%, respectively, of net assets for the Fund.

N	These securities have been deemed by the investment manager to be illiquid. At September 30, 2015, these securities amounted to $412,026 or 3.4% of net assets for the Fund.
Ø
All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put option contracts written and/or forward contracts and/or swaps.

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

ØØ	At September 30, 2015, the fund had deposited $4,055,005 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2015 and their final maturities.

††	As of September 30, 2015, the value of unfunded loan commitments was approximately $650 pursuant to the following loan agreement:

Borrower	Principal Amount	Value
Universal Services, Delayed Draw Term Loan, due 07/27/22	$659	$650

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

††† At September 30, 2015, open forward contracts for the Fund was as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A	19,000	$13,259	10/30/15	$56
Australian Dollar	J.P. Morgan Chase Bank, N.A	27,098	19,015	11/18/15	(44)
Canadian Dollar	J.P. Morgan Chase Bank, N.A	11,800	8,957	11/18/15	(117)
Czech Koruna	J.P. Morgan Chase Bank, N.A	248,897	10,295	11/18/15	(55)
Danish Krone	J.P. Morgan Chase Bank, N.A	19,294	2,893	11/18/15	(1)
Euro	J.P. Morgan Chase Bank, N.A	11,000	12,369	10/30/15	(72)
Euro	J.P. Morgan Chase Bank, N.A	51,145	58,089	11/18/15	(897)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	83,600	10,786	11/18/15	1
Israeli New Shekel	J.P. Morgan Chase Bank, N.A	30,600	7,802	11/18/15	3
Japanese Yen	J.P. Morgan Chase Bank, N.A	1,927,400	15,747	11/18/15	329
Japanese Yen	J.P. Morgan Chase Bank, N.A	9,235,641	77,100	11/19/15	(69)
Norwegian Krone	J.P. Morgan Chase Bank, N.A	74,000	8,902	11/18/15	(216)
Philippine Peso	J.P. Morgan Chase Bank, N.A	392,200	8,331	11/17/15	36
Pound Sterling	J.P. Morgan Chase Bank, N.A	9,577	14,819	11/18/15	(335)
Singapore Dollar	J.P. Morgan Chase Bank, N.A	11,600	8,243	11/18/15	(104)
South African Rand	J.P. Morgan Chase Bank, N.A	666,349	49,288	11/18/15	(1,601)
Swedish Krona	J.P. Morgan Chase Bank, N.A	184,741	21,624	11/18/15	472
Swiss Franc	J.P. Morgan Chase Bank, N.A	26,800	27,551	11/18/15	(8)
Thai Baht	J.P. Morgan Chase Bank, N.A	9,000	249	11/18/15	(1)
Total					$(2,623)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A	56,399	$41,234	11/18/15	$1,749
Canadian Dollar	J.P. Morgan Chase Bank, N.A	26,821	20,629	11/18/15	536
Czech Koruna	J.P. Morgan Chase Bank, N.A	29,500	1,235	11/18/15	21
Euro	J.P. Morgan Chase Bank, N.A	124,972	139,854	11/18/15	107
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	74,261	9,572	11/18/15	(10)
Israeli New Shekel	J.P. Morgan Chase Bank, N.A	52,495	13,786	11/18/15	398
Japanese Yen	J.P. Morgan Chase Bank, N.A	2,713,787	22,459	11/18/15	(176)
Japanese Yen	J.P. Morgan Chase Bank, N.A	74,624,100	600,000	11/19/15	(22,416)
Norwegian Krone	J.P. Morgan Chase Bank, N.A	34,400	4,214	11/18/15	176
Philippine Peso	J.P. Morgan Chase Bank, N.A	799,500	17,071	11/17/15	14
Pound Sterling	J.P. Morgan Chase Bank, N.A	3,727	5,785	11/18/15	148
Singapore Dollar	J.P. Morgan Chase Bank, N.A	11,600	8,240	11/18/15	102
South African Rand	J.P. Morgan Chase Bank, N.A	497,710	38,367	11/18/15	2,749
Swedish Krona	J.P. Morgan Chase Bank, N.A	213,807	25,550	11/18/15	(23)
Swiss Franc	J.P. Morgan Chase Bank, N.A	21,350	21,957	11/18/15	15
Thai Baht	J.P. Morgan Chase Bank, N.A	379,500	10,602	11/18/15	164
Total					$(16,446)

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

At September 30, 2015, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Value
J.P. Morgan Chase Bank, N.A.
The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.

$ (46,284)

* The following table represents the individual long and short positions and related values of the equity swaps as of September 30, 2015.
Reference Equity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Porto Sudeste Royalties FIP	12,123	$ 14,875	$ (7,383)

Canada
Athabasca Oil Corp.	12,824	21,708	(9,503)

France
Alstom SA	432	13,516	(191)
Klepierre	387	17,992	(483)
Renault SA	108	8,851	(1,128)
Vallourec SA	177	3,776	(2,210)
Vivendi SA	865	21,730	(1,307)
			(5,319)
Ireland
Bank of Ireland	47,770	18,499	77
CRH PLC	908	25,794	(1,951)
Kerry Group PLC	114	8,359	195
Permanent TSB Group Holdings PLC	1,610	8,700	(155)
Shire PLC	115	8,496	(661)
			(2,495)
Netherlands
Euronext NV	107	4,722	(167)

United Kingdom
Alent PLC	2,631	18,997	346
Associated British Foods PLC	353	16,833	1,003
AstraZeneca PLC	135	8,811	(271)
BG Group PLC	6,080	97,709	(10,240)
Diageo PLC	658	17,946	(322)
Infinis Energy PLC	2,836	8,232	(2,462)
International Consolidated Airlines Group SA	1,022	8,336	754
Pearson PLC	996	17,894	(913)
Premier Oil PLC	2,132	4,829	(2,680)
Provident Financial PLC	146	6,401	534
Prudential PLC	856	18,763	(719)
Rexam PLC	7,513	64,417	(4,919)
SABMiller PLC	100	5,434	219
Spire Healthcare Group PLC	755	3,710	401
UBM PLC	1,052	8,419	(691)
			(19,960)
United States
Atlas Energy Group LLC	828	2,241	(395)
MarkWest Energy Partners LP	547	36,089	(12,617)
Safeway, Inc.	3,007	–	1,052

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

Reference Equity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
United States
Safeway, Inc.	3,007	$ –	$ 147
			(11,813)

Total Long Positions of Portfolio Equity Swap Contracts			(56,640)

Short Positions

France
Bureau Veritas SA	(607)	(12,949)	173
Legrand SA	(161)	(8,448)	(86)
Publicis Groupe SA	(125)	(8,602)	85
			172
Ireland
Experian PLC	(657)	(10,223)	(292)

Netherlands
Royal Dutch Shell PLC	(2,708)	(74,281)	10,252

Spain
Banco Bilbao Vizcaya Argentaria SA	(1,375)	(12,477)	831
Bolsas y Mercados Espanoles SHMSF SA	(123)	(4,815)	663
Mediaset Espana Comunicacion SA	(796)	(9,140)	457
Repsol SA	(9)	(2)	(102)
			1,849
United Kingdom
Barratt Developments PLC	(530)	(4,816)	(352)
Berkeley Group Holdings PLC	(80)	(3,971)	(70)
Zoopla Property Group PLC	(1,170)	(4,215)	518
			96

Total Short Positions of Equity Swap Contracts			12,077

Total Long and Short Positions of Equity Swap Contracts			(44,563)

Financing Costs and Other Payables			(1,721)

Equity Swap Contracts, at value			$(46,284)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

September 30, 2015
Notes to Schedule of Investments Advisers Management Trust Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

At September 30, 2015, the outstanding total return swap contracts were as follows:

			Rate Type
Swap Counterparty	Notional Amount(a)	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$88,895	April 15, 2016	0.744%(1)	Bank of China (Hong Kong) Ltd.	$ (3)	$ (2,664)	$ -	$ (2,667)
J.P. Morgan Chase Bank, N.A.	2,629	June 30, 2016	(2.793%)(2)	Bank Mandiri	(3)	736	-	733
J.P. Morgan Chase Bank, N.A.	2,719	July 11, 2016	(2.793%)(3)	Bank Rakyat Indonesia	(3)	712	-	709
J.P. Morgan Chase Bank, N.A.	4,861	August 22, 2016	(2.793%)(4)	Bank Central Asia	(6)	424	-	418
J.P. Morgan Chase Bank, N.A.	3,495	August 22, 2016	(2.793%)(5)	Bank Central Asia	(4)	209	-	205
J.P. Morgan Chase Bank, N.A.	5,112	September 6, 2016	(0.293%)(6)	Amorepacific Corp.	(1)	(409)	-	(410)
J.P. Morgan Chase Bank, N.A.	5,199	September 19, 2016	(0.287%)(7)	Delta Electronics, Inc.	(1)	238	-	237
Totals					$ (21)	$ (754)	$ -	$ (775)

(1) 1 month HIBOR plus 0.50% at September 15, 2015.
(2) 1 month LIBOR minus 3.00% at September 15, 2015.
(3) 1 month LIBOR minus 3.00% at September 15, 2015.
(4) 1 month LIBOR minus 3.00% at September 15, 2015.
(5) 1 month LIBOR minus 3.00% at September 15, 2015.
(6) 1 month LIBOR minus 0.50% at September 15, 2015.
(7) 1 month LIBOR minus 0.50% at September 15, 2015.
(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Schedule of Investments Balanced Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (69.0%)

Airlines (1.4%)
2,250	Alaska Air Group, Inc.	178,763

Banks (0.8%)
850	SVB Financial Group	98,209	*

Biotechnology (3.6%)
1,250	Alkermes PLC	73,337	*
1,750	AMAG Pharmaceuticals, Inc.	69,528	*
800	BioMarin Pharmaceutical, Inc.	84,256	*
1,000	Cepheid, Inc.	45,200	*
750	Clovis Oncology, Inc.	68,970	*
1,000	Incyte Corp.	110,330	*
		451,621
Capital Markets (2.4%)
750	Affiliated Managers Group, Inc.	128,242	*
3,000	E*TRADE Financial Corp.	78,990	*
2,000	Raymond James Financial, Inc.	99,260
		306,492
Chemicals (0.5%)
1,000	Sensient Technologies Corp.	61,300

Commercial Services & Supplies (1.4%)
1,250	Stericycle, Inc.	174,138	*

Communications Equipment (2.3%)
750	F5 Networks, Inc.	86,850	*
4,000	Infinera Corp.	78,240	*
750	Palo Alto Networks, Inc.	129,000	*
		294,090
Containers & Packaging (0.9%)
2,000	Packaging Corp. of America	120,320

Distributors (0.8%)
3,750	LKQ Corp.	106,350	*

Diversified Consumer Services (0.5%)
2,500	Service Corp. International	67,750

Diversified Financial Services (0.8%)
1,600	CBOE Holdings, Inc.	107,328

Electrical Equipment (1.9%)
600	Acuity Brands, Inc.	105,348
2,500	AMETEK, Inc.	130,800
		236,148
Electronic Equipment, Instruments & Components (2.4%)
1,900	Amphenol Corp. Class A	96,824
3,000	CDW Corp.	122,580
1,100	Zebra Technologies Corp. Class A	84,205	*
		303,609
Food & Staples Retailing (0.5%)
10,000	Rite Aid Corp.	60,700	*

Food Products (1.9%)
650	Mead Johnson Nutrition Co.	45,760
2,000	Pinnacle Foods, Inc.	83,760
2,750	WhiteWave Foods Co.	110,413	*
		239,933
Health Care Equipment & Supplies (2.3%)
1,500	DENTSPLY International, Inc.	75,855
750	DexCom, Inc.	64,395	*
1,000	NuVasive, Inc.	48,220	*
850	Teleflex, Inc.	105,578
		294,048
Health Care Providers & Services (3.6%)
2,000	Acadia Healthcare Co., Inc.	132,540	*
3,500	Envision Healthcare Holdings, Inc.	128,765	*
1,250	Quest Diagnostics, Inc.	76,837
1,000	Universal Health Services, Inc. Class B	124,810
		462,952
Hotels, Restaurants & Leisure (1.9%)
2,750	Bloomin' Brands, Inc.	49,995
500	Buffalo Wild Wings, Inc.	96,715	*
1,750	Norwegian Cruise Line Holdings Ltd.	100,275	*
		246,985
Household Durables (0.6%)
1,500	Jarden Corp.	73,320	*

Independent Power and Renewable Electricity Producers (0.4%)
2,500	Dynegy, Inc.	51,675	*

Industrial Conglomerates (1.0%)
850	Roper Technologies, Inc.	133,195

Insurance (0.6%)
1,000	Assurant, Inc.	79,010

Internet & Catalog Retail (0.5%)
2,350	Liberty Interactive Corp. QVC Group Class A	61,641	*

Internet Software & Services (2.0%)
1,350	Akamai Technologies, Inc.	93,231	*
600	CoStar Group, Inc.	103,836	*
1,000	Demandware, Inc.	51,680	*
		248,747
IT Services (2.5%)
500	Alliance Data Systems Corp.	129,490	*
1,000	Fiserv, Inc.	86,610	*
700	FleetCor Technologies, Inc.	96,334	*
		312,434
Leisure Products (0.7%)
750	Polaris Industries, Inc.	89,903

Machinery (1.1%)
2,250	Milacron Holdings Corp.	39,488	*
1,100	Wabtec Corp.	96,855
		136,343
Media (0.6%)
2,000	Starz Class A	74,680	*

Multiline Retail (1.7%)
2,000	Burlington Stores, Inc.	102,080	*
1,750	Dollar Tree, Inc.	116,655	*
		218,735
Oil, Gas & Consumable Fuels (1.0%)
2,250	Cabot Oil & Gas Corp.	49,185
850	Concho Resources, Inc.	83,555	*
		132,740
Pharmaceuticals (2.3%)
1,500	Endo International PLC	103,920	*
500	Jazz Pharmaceuticals PLC	66,405	*
750	Pacira Pharmaceuticals, Inc.	30,825	*
2,250	Zoetis, Inc.	92,655
		293,805
Professional Services (0.8%)
1,500	Nielsen Holdings PLC	66,705
500	Verisk Analytics, Inc.	36,955	*
		103,660
Real Estate Management & Development (0.8%)
750	Jones Lang LaSalle, Inc.	107,828

Road & Rail (1.1%)
600	J.B. Hunt Transport Services, Inc.	42,840
1,500	Old Dominion Freight Line, Inc.	91,500	*
		134,340
Semiconductors & Semiconductor Equipment (3.8%)
750	Avago Technologies Ltd.	93,758
1,750	Cavium, Inc.	107,397	*
1,250	Lam Research Corp.	81,663
1,750	Monolithic Power Systems, Inc.	89,600
1,250	NXP Semiconductors NV	108,837	*
		481,255
Software (5.7%)
3,000	Activision Blizzard, Inc.	92,670
1,350	Electronic Arts, Inc.	91,462	*
1,750	Fortinet, Inc.	74,340	*
1,250	Mobileye NV	56,850	*
1,500	ServiceNow, Inc.	104,175	*
850	Splunk, Inc.	47,048	*
1,500	Synchronoss Technologies, Inc.	49,200	*
850	Tableau Software, Inc. Class A	67,813	*
450	Tyler Technologies, Inc.	67,189	*
400	Ultimate Software Group, Inc.	71,604	*
		722,351
Specialty Retail (6.0%)
1,050	Lithia Motors, Inc. Class A	113,515
750	O'Reilly Automotive, Inc.	187,500	*
2,500	Ross Stores, Inc.	121,175
600	Signet Jewelers Ltd.	81,678
1,700	Tractor Supply Co.	143,344
1,500	Williams-Sonoma, Inc.	114,525
		761,737
Textiles, Apparel & Luxury Goods (3.6%)
1,150	Carter's, Inc.	104,236
5,000	Hanesbrands, Inc.	144,700
750	lululemon athletica, Inc.	37,987	*
1,750	Under Armour, Inc. Class A	169,365	*
		456,288
Wireless Telecommunication Services (2.3%)
1,500	SBA Communications Corp. Class A	157,110	*
3,250	T-Mobile US, Inc.	129,382	*
		286,492
Total Common Stocks (Cost $6,575,721)		8,770,915

See Notes to Schedule of Investments

Schedule of Investments Balanced Portfolioa
(Unaudited) 9/30/15

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (5.5%)
155,000	U.S. Treasury Notes, 0.63%, due 7/31/17 & 8/31/17	155,030
345,000	U.S. Treasury Notes, 1.00%, due 12/15/17 – 9/15/18	346,795
30,000	U.S. Treasury Notes, 1.13%, due 6/15/18	30,211
165,000	U.S. Treasury Notes, 0.50%, due 11/30/16 – 2/28/17	165,080
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $695,032)	697,116

Mortgage-Backed Securities (9.1%)

Adjustable Mixed Balance (0.0%)
6,286	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.32%, due 6/19/34	6,075	Ñµ

Commercial Mortgage-Backed (5.5%)
63,798	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	63,918
99,550	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	99,130
23,514	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	23,558
37,867	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	37,832
48,642	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	48,508
47,113	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	47,646	µ
25,373	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	26,337
58,370	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	58,372
82,769	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	82,827
20,358	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	20,436
72,112	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	72,333
34,923	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	34,942
82,130	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	81,987
		697,826
Mortgage-Backed Non-Agency (0.6%)
39,808	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	42,317	d
26,255	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	29,597	d
		71,914
Fannie Mae (1.7%)
47,158	Pass-Through Certificates, 3.50%, due 10/1/25	49,910
87,641	Pass-Through Certificates, 3.00%, due 9/1/27	91,683
67,255	Pass-Through Certificates, 4.50%, due 4/1/39 – 5/1/44	73,014
		214,607
Freddie Mac (1.3%)
51,334	Pass-Through Certificates, 3.50%, due 5/1/26	54,279
61,584	Pass-Through Certificates, 3.00%, due 1/1/27	64,202
38,448	Pass-Through Certificates, 4.50%, due 11/1/39	41,851
		160,332
	Total Mortgage-Backed Securities (Cost $1,168,028)	1,150,754

Corporate Debt Securities (8.2%)

Agriculture (0.4%)
15,000	BAT Int'l Finance PLC, Guaranteed Notes, 1.85%, due 6/15/18	15,070	ñ
25,000	Reynolds American, Inc., Guaranteed Notes, 1.05%, due 10/30/15	25,000
5,000	Reynolds American, Inc., Guaranteed Notes, 2.30%, due 6/12/18	5,054
		45,124
Auto Manufacturers (0.4%)
15,000	American Honda Finance Corp., Senior Unsecured Notes, 1.13%, due 10/7/16	15,051
25,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	24,986	ñ
15,000	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	15,069
		55,106
Banks (2.1%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	30,396
75,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	74,861
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,048
110,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	110,143
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,048
		265,496
Beverages (0.1%)
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	5,000	ñ

Biotechnology (0.4%)
25,000	Celgene Corp., Senior Unsecured Notes, 2.45%, due 10/15/15	25,013
15,000	Celgene Corp., Senior Unsecured Notes, 2.13%, due 8/15/18	15,120
15,000	Gilead Sciences, Inc., Senior Unsecured Notes, 1.85%, due 9/4/18	15,106
		55,239
Commercial Services (0.3%)
25,000	ERAC USA Finance LLC, Guaranteed Notes, 5.90%, due 11/15/15	25,139	ñ**
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	10,007	ñ
		35,146
Computers (0.5%)
20,000	Apple, Inc., Senior Unsecured Notes, 0.90%, due 5/12/17	20,038
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,081
10,000	HP Enterprise Co., Guaranteed Notes, 2.85%, due 10/5/18	9,987	ñ
		65,106
Diversified Financial Services (0.1%)
10,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	10,003

Electric (0.1%)
15,000	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	14,973

Electronics (0.2%)
25,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	24,987

Food (0.2%)
15,000	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	15,022	ñ
15,000	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	15,034	ñ
		30,056
Healthcare - Products (0.3%)
20,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	19,921
15,000	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	15,020
		34,941
Healthcare - Services (0.1%)
15,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	15,070

Holding Companies - Diversified (0.1%)
15,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	14,963

Media (0.5%)
45,000	Comcast Corp., Guaranteed Notes, 4.95%, due 6/15/16	46,325
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	9,979
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	9,995
		66,299
Mining (0.1%)
10,000	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	9,004

Oil & Gas (0.3%)
20,000	ConocoPhillips Canada Funding Co. I, Guaranteed Notes, 5.63%, due 10/15/16	20,883
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	14,996
		35,879
Pharmaceuticals (0.4%)
10,000	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	9,973
35,000	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	35,000	ñ
10,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	9,981
		54,954
Pipelines (0.4%)
15,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 2.50%, due 6/15/18	14,934
10,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	9,933
15,000	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	14,891
5,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	5,023
		44,781
Real Estate Investment Trusts (0.1%)
15,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	15,040

Retail (0.1%)
10,000	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	10,067

Telecommunications (1.0%)
40,000	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	39,792
35,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	35,258
56,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	56,769
		131,819
	Total Corporate Debt Securities (Cost $1,038,758)	1,039,053

Asset-Backed Securities (6.6%)
115,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	115,256
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.45%, due 5/15/20	174,729	µ
50,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.48%, due 9/16/19	49,971	µ
106,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.29%, due 12/16/19	105,676	µ
65,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	64,911
100,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.48%, due 5/15/19	99,900	µ
108,677	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	108,671
50,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	49,999
22,026	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	21,963	µ
50,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	49,994

	Total Asset-Backed Securities (Cost $841,432)	841,070

NUMBER OF SHARES

Short-Term Investments (1.1%)
139,989	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $139,989)	139,989	e

	Total Investments (99.5%) (Cost $10,458,960)	12,638,897	##

	Cash, receivables and other assets, less liabilities (0.5%)	67,057

	Total Net Assets (100.0%)	$12,705,954

See Notes to Schedule of Investments

Schedule of Investments Growth Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.8%)

Airlines (1.6%)
1,500	Alaska Air Group, Inc.	119,175

Banks (1.1%)
700	SVB Financial Group	80,878	*

Biotechnology (4.9%)
1,000	Alkermes PLC	58,670	*
1,400	AMAG Pharmaceuticals, Inc.	55,622	*
650	BioMarin Pharmaceutical, Inc.	68,458	*
850	Cepheid, Inc.	38,420	*
500	Clovis Oncology, Inc.	45,980	*
800	Incyte Corp.	88,264	*
		355,414
Capital Markets (3.3%)
600	Affiliated Managers Group, Inc.	102,594	*
2,500	E*TRADE Financial Corp.	65,825	*
1,500	Raymond James Financial, Inc.	74,445
		242,864
Chemicals (0.6%)
750	Sensient Technologies Corp.	45,975

Commercial Services & Supplies (1.9%)
1,000	Stericycle, Inc.	139,310	*

Communications Equipment (3.4%)
650	F5 Networks, Inc.	75,270	*
3,500	Infinera Corp.	68,460	*
600	Palo Alto Networks, Inc.	103,200	*
		246,930
Containers & Packaging (1.2%)
1,500	Packaging Corp. of America	90,240

Distributors (1.3%)
3,250	LKQ Corp.	92,170	*

Diversified Consumer Services (0.8%)
2,250	Service Corp. International	60,975

Diversified Financial Services (1.2%)
1,350	CBOE Holdings, Inc.	90,558

Electrical Equipment (2.6%)
500	Acuity Brands, Inc.	87,790
2,000	AMETEK, Inc.	104,640
		192,430
Electronic Equipment, Instruments & Components (3.6%)
1,700	Amphenol Corp. Class A	86,632
2,500	CDW Corp.	102,150
950	Zebra Technologies Corp. Class A	72,722	*
		261,504
Food & Staples Retailing (0.3%)
4,000	Rite Aid Corp.	24,280	*

Food Products (2.7%)
500	Mead Johnson Nutrition Co.	35,200
2,000	Pinnacle Foods, Inc.	83,760
2,000	WhiteWave Foods Co.	80,300	*
		199,260
Health Care Equipment & Supplies (3.4%)
1,250	DENTSPLY International, Inc.	63,212
750	DexCom, Inc.	64,395	*
750	NuVasive, Inc.	36,165	*
700	Teleflex, Inc.	86,947
		250,719
Health Care Providers & Services (5.1%)
1,750	Acadia Healthcare Co., Inc.	115,972	*
3,000	Envision Healthcare Holdings, Inc.	110,370	*
900	Quest Diagnostics, Inc.	55,323
750	Universal Health Services, Inc. Class B	93,608
		375,273
Hotels, Restaurants & Leisure (2.9%)
2,500	Bloomin' Brands, Inc.	45,450
450	Buffalo Wild Wings, Inc.	87,044	*
1,400	Norwegian Cruise Line Holdings Ltd.	80,220	*
		212,714
Household Durables (0.8%)
1,250	Jarden Corp.	61,100	*

Independent Power and Renewable Electricity Producers (0.6%)
2,000	Dynegy, Inc.	41,340	*

Industrial Conglomerates (1.6%)
750	Roper Technologies, Inc.	117,525

Insurance (0.9%)
850	Assurant, Inc.	67,159

Internet & Catalog Retail (0.7%)
2,000	Liberty Interactive Corp. QVC Group Class A	52,460	*

Internet Software & Services (3.0%)
1,150	Akamai Technologies, Inc.	79,419	*
500	CoStar Group, Inc.	86,530	*
1,000	Demandware, Inc.	51,680	*
		217,629
IT Services (3.6%)
400	Alliance Data Systems Corp.	103,592	*
850	Fiserv, Inc.	73,618	*
600	FleetCor Technologies, Inc.	82,572	*
		259,782
Leisure Products (0.9%)
550	Polaris Industries, Inc.	65,929

Machinery (1.6%)
2,000	Milacron Holdings Corp.	35,100	*
900	Wabtec Corp.	79,245
		114,345
Media (0.8%)
1,500	Starz Class A	56,010	*

Multiline Retail (2.4%)
1,500	Burlington Stores, Inc.	76,560	*
1,500	Dollar Tree, Inc.	99,990	*
		176,550
Oil, Gas & Consumable Fuels (1.6%)
2,000	Cabot Oil & Gas Corp.	43,720
750	Concho Resources, Inc.	73,725	*
		117,445
Pharmaceuticals (3.4%)
1,200	Endo International PLC	83,136	*
400	Jazz Pharmaceuticals PLC	53,124	*
750	Pacira Pharmaceuticals, Inc.	30,825	*
2,000	Zoetis, Inc.	82,360
		249,445
Professional Services (1.3%)
1,250	Nielsen Holdings PLC	55,588
500	Verisk Analytics, Inc	36,955	*
		92,543
Real Estate Management & Development (1.3%)
650	Jones Lang LaSalle, Inc.	93,451
Road & Rail (1.5%)
500	J.B. Hunt Transport Services, Inc.	35,700
1,250	Old Dominion Freight Line, Inc.	76,250	*
		111,950
Semiconductors & Semiconductor Equipment (5.7%)
650	Avago Technologies Ltd.	81,256
1,500	Cavium, Inc.	92,055	*
1,050	Lam Research Corp.	68,597
1,500	Monolithic Power Systems, Inc.	76,800
1,150	NXP Semiconductors NV	100,130	*
		418,838
Software (8.4%)
2,250	Activision Blizzard, Inc.	69,503
1,250	Electronic Arts, Inc.	84,687	*
1,250	Fortinet, Inc.	53,100	*
1,250	Mobileye NV	56,850	*
1,350	ServiceNow, Inc.	93,757	*
700	Splunk, Inc.	38,745	*
1,250	Synchronoss Technologies, Inc.	41,000	*
650	Tableau Software, Inc. Class A	51,857	*
400	Tyler Technologies, Inc.	59,724	*
350	Ultimate Software Group, Inc.	62,654	*
		611,877
Specialty Retail (8.5%)
850	Lithia Motors, Inc. Class A	91,893
600	O'Reilly Automotive, Inc.	150,000	*
2,000	Ross Stores, Inc.	96,940
500	Signet Jewelers Ltd.	68,065
1,400	Tractor Supply Co.	118,048
1,300	Williams-Sonoma, Inc.	99,255
		624,201
Textiles, Apparel & Luxury Goods (5.1%)
950	Carter's, Inc.	86,108
3,750	Hanesbrands, Inc.	108,525
650	lululemon athletica, Inc.	32,922	*
1,500	Under Armour, Inc. Class A	145,170	*
		372,725
Wireless Telecommunication Services (3.2%)
1,200	SBA Communications Corp. Class A	125,688	*
2,750	T-Mobile US, Inc.	109,478	*
		235,166
Total Common Stocks (Cost $5,280,583)		7,238,139

Short-Term Investments (0.7%)
49,899	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $49,899)	49,899	e

Total Investments (99.5%) (Cost $5,330,482)		7,288,038	##

Cash, receivables and other assets, less liabilities (0.5%)		39,637

Total Net Assets (100.0%)		$7,327,675

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)†

Common Stocks (98.8%)

Auto Components (2.4%)
37,128	BorgWarner, Inc.	1,544,153

Banks (3.6%)
55,553	U.S. Bancorp	2,278,228

Beverages (2.9%)
17,188	Anheuser-Busch InBev NV ADR	1,827,428

Communications Equipment (1.7%)
30,570	NetScout Systems, Inc.	1,081,261	*

Consumer Finance (5.0%)
42,591	American Express Co.	3,157,271

Diversified Financial Services (8.5%)
26,697	Berkshire Hathaway, Inc. Class B	3,481,289	*
8,077	Intercontinental Exchange, Inc.	1,898,014
		5,379,303

Diversified Telecommunication Services (2.2%)
32,181	Level 3 Communications, Inc.	1,405,988	*

Energy Equipment & Services (3.7%)
34,075	Schlumberger Ltd.	2,350,153

Food Products (2.4%)
29,363	Keurig Green Mountain, Inc.	1,530,987

Health Care Equipment & Supplies (5.7%)
37,699	Abbott Laboratories	1,516,254
15,842	Becton, Dickinson & Co.	2,101,599
		3,617,853

Health Care Providers & Services (1.4%)
25,318	Premier, Inc. Class A	870,180	*

Household Durables (4.7%)
74,440	Newell Rubbermaid, Inc.	2,956,012

Industrial Conglomerates (6.3%)
9,253	3M Co.	1,311,798
31,219	Danaher Corp.	2,660,171
		3,971,969
Insurance (5.1%)
106,252	Progressive Corp.	3,255,561

Internet Software & Services (1.8%)
46,599	eBay, Inc.	1,138,880	*

IT Services (7.2%)
8,288	Alliance Data Systems Corp.	2,146,426	*
11,417	MasterCard, Inc. Class A	1,028,900
44,554	PayPal Holdings, Inc.	1,382,956	*
		4,558,282
Leisure Products (2.9%)
15,168	Polaris Industries, Inc.	1,818,188

Machinery (3.0%)
35,947	Lincoln Electric Holdings, Inc.	1,884,701

Multi-Utilities (4.7%)
56,603	WEC Energy Group, Inc.	2,955,809

Oil, Gas & Consumable Fuels (2.1%)
44,820	Noble Energy, Inc.	1,352,668

Pharmaceuticals (2.0%)
4,916	Roche Holding AG	1,296,339

Semiconductors & Semiconductor Equipment (5.4%)
69,192	Texas Instruments, Inc.	3,426,388

Software (5.8%)
13,304	Adobe Systems, Inc.	1,093,855	*
29,184	Intuit, Inc.	2,590,080
		3,683,935
Specialty Retail (3.0%)
27,111	TJX Cos., Inc.	1,936,268

Trading Companies & Distributors (5.3%)
72,728	NOW, Inc.	1,076,374	*
10,740	W.W. Grainger, Inc.	2,309,208
		3,385,582
Total Common Stocks (Cost $50,733,781)		62,663,387

Short-Term Investments (0.8%)
483,626	State Street Institutional Treasury Money Market Fund Premier Class, 0.00% (Cost $483,626)	483,626	e

Total Investments (99.6%) (Cost $51,217,407)		63,147,013	##

Cash, receivables and other assets, less liabilities (0.4%)		250,823

Total Net Assets (100.0%)		$ 63,397,836

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (97.1%)

Australia (3.0%)
88,825	Brambles Ltd.	610,182
279,625	Insurance Australia Group Ltd.	956,072
416,565	Spotless Group Holdings Ltd.	631,219
		2,197,473
Austria (1.0%)
15,695	Andritz AG	705,713

Belgium (1.2%)
18,230	Colruyt SA	876,529

Brazil (0.7%)
111,150	SLC Agricola SA	501,850

Canada (5.8%)
27,870	Alimentation Couche-Tard, Inc. Class B	1,281,665
59,125	ATS Automation Tooling Systems, Inc.	571,977	*
43,562	Corus Entertainment, Inc., B Shares	460,592
24,800	Home Capital Group, Inc.	595,237
10,600	Kinaxis, Inc.	327,571	*
12,268	MacDonald, Dettwiler & Associates Ltd.	667,225
13,800	Suncor Energy, Inc.	369,069
		4,273,336
China (0.6%)
6,900	Alibaba Group Holding Ltd. ADR	406,893	*

Denmark (1.2%)
23,565	Sydbank A/S	896,037

France (10.9%)
8,595	Arkema SA	555,306
15,060	BNP Paribas SA	882,799
25,785	Elis SA	401,641
19,730	Euronext NV	839,964	ñ
6,490	Pernod-Ricard SA	653,978
10,125	Publicis Groupe SA	689,908
50,818	Rexel SA	623,488
10,580	Sanofi	1,003,577
13,451	Sodexo SA	1,112,230
29,230	SPIE SA	485,515	*
2,800	Valeo SA	377,793
1,900	Virbac SA	328,013
		7,954,212
Germany (9.3%)
7,025	Bayer AG	898,402
19,205	Brenntag AG	1,033,604
4,135	Continental AG	878,347
6,716	Deutsche Boerse AG	578,068
9,478	Gerresheimer AG	690,938
8,580	Henkel AG & Co. KGaA, Preference Shares	881,743
5,601	Linde AG	907,178
14,735	SAP SE ADR	954,681
		6,822,961
Hong Kong (0.5%)
329,600	HKBN Ltd.	380,216	*

Ireland (1.6%)
14,235	DCC PLC	1,074,330
28,500	Greencore Group PLC	117,786
		1,192,116
Israel (4.3%)
541,855	Bezeq Israeli Telecommunication Corp. Ltd.	1,035,933
22,055	Check Point Software Technologies Ltd.	1,749,623	*
6,600	Teva Pharmaceutical Industries Ltd. ADR	372,636
		3,158,192
Italy (0.8%)
27,655	Azimut Holding SpA	592,694

Japan (11.9%)
6,100	Daikin Industries Ltd.	342,124
5,100	FANUC Corp.	784,577
73,700	KANSAI PAINT Co. Ltd.	1,002,351
2,200	KEYENCE Corp.	982,472
20,000	Nihon Kohden Corp.	331,522
20,700	PIGEON Corp.	483,672
53,300	SANTEN PHARMACEUTICAL Co. Ltd.	715,585
4,000	SMC Corp.	875,834
12,900	SoftBank Group Corp.	596,493
25,800	Sundrug Co. Ltd.	1,358,196
21,800	TOYOTA MOTOR Corp.	1,276,345
		8,749,171
Korea (1.2%)
1,825	Samsung Electronics Co. Ltd. GDR	862,313

Netherlands (4.0%)
8,900	AerCap Holdings NV	340,336	*
12,189	Akzo Nobel NV	789,823
11,780	ASML Holding NV	1,028,817
4,800	Flow Traders	187,026	ñ
30,198	Koninklijke Ahold NV	587,470
		2,933,472
Norway (0.8%)
44,946	DNB ASA	584,448

Singapore (0.2%)
11,700	United Overseas Bank Ltd.	152,768

Spain (1.5%)
79,771	Banco Bilbao Vizcaya Argentaria SA	675,652
38,000	Euskaltel SA	437,350	ñ*
		1,113,002
Sweden (1.1%)
80,915	Telefonaktiebolaget LM Ericsson, B Shares	794,654

Switzerland (12.4%)
3,201	Bucher Industries AG	687,758
8,980	Cie Financiere Richemont SA	697,503
679	Givaudan SA	1,104,263	*
20,850	Julius Baer Group Ltd.	946,016	*
2,845	Partners Group Holding AG	964,048
3,966	Roche Holding AG	1,045,826
462	SGS SA	805,869
4,310	Sonova Holding AG	554,560
6,300	TE Connectivity Ltd.	377,307
8,400	Tecan Group AG	1,182,516
39,125	UBS Group AG	723,006
		9,088,672
United Kingdom (20.7%)
10,860	Aon PLC	962,305
256,080	Barclays PLC	945,800
46,113	Bunzl PLC	1,234,706
33,200	Clinigen Group PLC	343,778
69,220	Diploma PLC	696,338
1,063,810	Lloyds Banking Group PLC	1,209,533
225,807	Mitie Group PLC	1,042,531
8,900	Pentair PLC	454,256
57,005	Prudential PLC	1,201,675
61,469	RELX PLC	1,052,615
193,650	RPS Group PLC	658,392
12,225	SABMiller PLC	691,097
18,044	Spectris PLC	461,576
65,195	St. James's Place PLC	838,302
38,045	Synergy Health PLC	1,248,890	*
241,895	TalkTalk Telecom Group PLC	1,150,839
34,135	Travis Perkins PLC	1,015,197
		15,207,830
United States (2.4%)
26,325	Nielsen Holdings PLC	1,170,673
181,000	Samsonite International SA	590,314
		1,760,987
Total Common Stocks (Cost $74,831,569)
		71,205,539
Short-Term Investments (2.8%)
2,073,603	State Street Institutional Treasury Money Market Fund Premier Class, 0.00% (Cost $2,073,603)	2,073,603	e

Total Investments (99.9%) (Cost $76,905,172)
		73,279,142	##
Cash, receivables and other assets, less liabilities (0.1%)		81,775

Total Net Assets (100.0%)		$73,360,917

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
International Equity Portfolio (Unaudited)
Industry	Investments at Value†	Percentage of Net Assets
Banks	$5,347,037	7.3%
Trading Companies & Distributors	4,943,669	6.7%
Pharmaceuticals	4,364,039	5.9%
Chemicals	4,358,921	5.9%
Food & Staples Retailing	4,103,860	5.6%
Machinery	4,080,115	5.6%
Insurance	3,958,354	5.4%
Capital Markets	3,412,790	4.7%
Commercial Services & Supplies	3,343,965	4.6%
Software	3,031,875	4.1%
Diversified Telecommunication Services	3,004,338	4.1%
Life Sciences Tools & Services	2,217,232	3.0%
Media	2,203,115	3.0%
Professional Services	1,976,542	2.7%
Electronic Equipment, Instruments & Components	1,821,355	2.5%
Diversified Financial Services	1,418,032	1.9%
Household Products	1,365,415	1.9%
Beverages	1,345,075	1.8%
Textiles, Apparel & Luxury Goods	1,287,817	1.8%
Automobiles	1,276,345	1.7%
Auto Components	1,256,140	1.7%
Health Care Providers & Services	1,248,890	1.7%
Hotels, Restaurants & Leisure	1,112,230	1.5%
Industrial Conglomerates	1,074,330	1.5%
Semiconductors & Semiconductor Equipment	1,028,817	1.4%
Health Care Equipment & Supplies	886,082	1.2%
Technology Hardware, Storage & Peripherals	862,313	1.2%
Communications Equipment	794,654	1.1%
Aerospace & Defense	667,225	0.9%
Food Products	619,636	0.8%
Wireless Telecommunication Services	596,493	0.8%
Thrifts & Mortgage Finance	595,237	0.8%
Construction & Engineering	485,515	0.7%
Internet Software & Services	406,893	0.6%
Oil, Gas & Consumable Fuels	369,069	0.5%
Building Products	342,124	0.5%
Short-Term Investments and Other Assets-Net	2,155,378	2.9%
	$73,360,917	100.0%

Schedule of Investments Large Cap Value Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.2%)

Airlines (7.1%)
30,930	American Airlines Group, Inc.	1,201,012
57,652	Delta Air Lines, Inc.	2,586,845
		3,787,857
Auto Components (5.3%)
10,737	BorgWarner, Inc.	446,552
12,002	Delphi Automotive PLC	912,632
34,806	Johnson Controls, Inc.	1,439,576
		2,798,760
Banks (13.8%)
52,465	Citigroup, Inc.	2,602,789
40,083	JPMorgan Chase & Co.	2,443,860
25,791	Wells Fargo & Co.	1,324,368
35,093	Zions Bancorporation	966,461
		7,337,478
Biotechnology (1.0%)
4,706	Celgene Corp.	509,048	*

Capital Markets (7.9%)
45,040	Bank of New York Mellon Corp.	1,763,316
8,111	Goldman Sachs Group, Inc.	1,409,367
32,163	Morgan Stanley	1,013,135
		4,185,818
Communications Equipment (2.1%)
29,225	Juniper Networks, Inc.	751,375
5,035	Motorola Solutions, Inc.	344,293
		1,095,668
Construction Materials (1.5%)
9,062	Vulcan Materials Co.	808,330

Diversified Financial Services (2.5%)
14,301	CME Group, Inc.	1,326,275

Electrical Equipment (4.0%)
41,082	Eaton Corp. PLC	2,107,507

Energy Equipment & Services (2.3%)
18,043	Schlumberger Ltd.	1,244,426

Health Care Providers & Services (1.6%)
10,763	HCA Holdings, Inc.	832,626	*

Hotels, Restaurants & Leisure (8.3%)
89,054	Carnival Corp.	4,425,984

Industrial Conglomerates (4.3%)
90,574	General Electric Co.	2,284,276

Insurance (3.1%)
35,166	Lincoln National Corp.	1,668,978

Machinery (3.3%)
7,474	Cummins, Inc.	811,527
61,888	Joy Global, Inc.	923,988
		1,735,515
Metals & Mining (5.4%)
24,890	BHP Billiton Ltd. ADR	787,022
97,722	Newmont Mining Corp.	1,570,392
46,181	United States Steel Corp.	481,206
		2,838,620
Multiline Retail (4.2%)
238,080	JC Penney Co., Inc.	2,211,763	*

Oil, Gas & Consumable Fuels (11.5%)
35,749	Devon Energy Corp.	1,325,931
5,903	EOG Resources, Inc.	429,738
33,003	Exxon Mobil Corp.	2,453,773
18,840	Marathon Oil	290,136
22,028	Memorial Resource Development Corp.	387,252	*
10,035	Pioneer Natural Resources Co.	1,220,658
		6,107,488
Pharmaceuticals (3.0%)
28,142	Teva Pharmaceutical Industries Ltd. ADR	1,588,897

Specialty Retail (1.3%)
60,566	Staples, Inc.	710,439

Technology Hardware, Storage & Peripherals (5.1%)
37,772	EMC Corp.	912,571
33,320	SanDisk Corp.	1,810,276
		2,722,847
Textiles, Apparel & Luxury Goods (0.6%)
2,497	Ralph Lauren Corp.	295,046

Total Common Stocks (Cost $56,466,115)
		52,623,646
Short-Term Investments (0.0%)
1	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $1)	1	e

Total Investments (99.2%) (Cost $56,466,116)
		52,623,647	##
Cash, receivables and other assets, less liabilities (0.8%)		441,440

Total Net Assets (100.0%)		$53,065,087

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)†

Common Stocks (90.5%)

Airlines (1.9%)
65,000	Alaska Air Group, Inc.	5,164,250

Banks (0.9%)
21,500	SVB Financial Group	2,484,110	*

Biotechnology (4.8%)
35,000	Alkermes PLC	2,053,450	*
52,500	AMAG Pharmaceuticals, Inc.	2,085,825	*
22,500	BioMarin Pharmaceutical, Inc.	2,369,700	*
35,000	Cepheid, Inc.	1,582,000	*
16,000	Clovis Oncology, Inc.	1,471,360	*
29,000	Incyte Corp.	3,199,570	*
		12,761,905
Capital Markets (2.9%)
18,000	Affiliated Managers Group, Inc.	3,077,820	*
82,000	E*TRADE Financial Corp.	2,159,060	*
49,500	Raymond James Financial, Inc.	2,456,685
		7,693,565
Chemicals (0.7%)
32,500	Sensient Technologies Corp.	1,992,250

Commercial Services & Supplies (1.4%)
26,500	Stericycle, Inc.	3,691,715	*

Communications Equipment (3.0%)
17,500	F5 Networks, Inc.	2,026,500	*
126,000	Infinera Corp.	2,464,560	*
20,500	Palo Alto Networks, Inc.	3,526,000	*
		8,017,060
Containers & Packaging (1.0%)
44,500	Packaging Corp. of America	2,677,120

Distributors (1.0%)
98,500	LKQ Corp.	2,793,460	*

Diversified Consumer Services (0.8%)
83,000	Service Corp. International	2,249,300

Diversified Financial Services (1.0%)
40,500	CBOE Holdings, Inc.	2,716,740

Electrical Equipment (2.5%)
18,000	Acuity Brands, Inc.	3,160,440
65,000	AMETEK, Inc.	3,400,800
		6,561,240
Electronic Equipment, Instruments & Components (2.9%)
46,500	Amphenol Corp. Class A	2,369,640
69,500	CDW Corp.	2,839,770
34,000	Zebra Technologies Corp. Class A	2,602,700	*
		7,812,110
Food & Staples Retailing (0.7%)
300,000	Rite Aid Corp.	1,821,000	*

Food Products (2.3%)
18,000	Mead Johnson Nutrition Co.	1,267,200
52,000	Pinnacle Foods, Inc.	2,177,760
67,500	WhiteWave Foods Co.	2,710,125	*
		6,155,085
Health Care Equipment & Supplies (3.4%)
45,000	DENTSPLY International, Inc.	2,275,650
25,500	DexCom, Inc.	2,189,430	*
30,000	NuVasive, Inc.	1,446,600	*
24,500	Teleflex, Inc.	3,043,145
		8,954,825
Health Care Providers & Services (4.9%)
64,000	Acadia Healthcare Co., Inc.	4,241,280	*
98,500	Envision Healthcare Holdings, Inc.	3,623,815	*
32,000	Quest Diagnostics, Inc.	1,967,040
26,000	Universal Health Services, Inc. Class B	3,245,060
		13,077,195

Hotels, Restaurants & Leisure (2.5%)
69,500	Bloomin' Brands, Inc.	1,263,510
12,000	Buffalo Wild Wings, Inc.	2,321,160	*
52,000	Norwegian Cruise Line Holdings Ltd.	2,979,600	*
		6,564,270
Household Durables (0.8%)
41,000	Jarden Corp.	2,004,080	*

Independent Power and Renewable Electricity Producers (0.6%)
72,500	Dynegy, Inc.	1,498,575	*

Industrial Conglomerates (1.4%)
24,500	Roper Technologies, Inc.	3,839,150

Insurance (0.9%)
31,500	Assurant, Inc.	2,488,815

Internet & Catalog Retail (0.7%)
70,000	Liberty Interactive Corp. QVC Group Class A	1,836,100	*

Internet Software & Services (2.8%)
36,500	Akamai Technologies, Inc.	2,520,690	*
17,500	CoStar Group, Inc.	3,028,550	*
35,500	Demandware, Inc.	1,834,640	*
		7,383,880
IT Services (3.1%)
14,500	Alliance Data Systems Corp.	3,755,210	*
26,500	Fiserv, Inc.	2,295,165	*
16,500	FleetCor Technologies, Inc.	2,270,730	*
		8,321,105
Leisure Products (0.9%)
19,500	Polaris Industries, Inc.	2,337,465

Machinery (1.4%)
55,000	Milacron Holdings Corp.	965,250	*
31,500	Wabtec Corp.	2,773,575
		3,738,825
Media (0.8%)
55,000	Starz Class A	2,053,700	*

Multiline Retail (2.2%)
57,500	Burlington Stores, Inc.	2,934,800	*
45,000	Dollar Tree, Inc.	2,999,700	*
		5,934,500

Oil, Gas & Consumable Fuels (1.4%)
64,000	Cabot Oil & Gas Corp.	1,399,040
22,500	Concho Resources, Inc.	2,211,750	*
		3,610,790
Pharmaceuticals (3.1%)
38,500	Endo International PLC	2,667,280	*
15,000	Jazz Pharmaceuticals PLC	1,992,150	*
25,000	Pacira Pharmaceuticals, Inc.	1,027,500	*
65,000	Zoetis, Inc.	2,676,700
		8,363,630
Professional Services (1.7%)
40,500	Nielsen Holdings PLC	1,801,035
17,500	Verisk Analytics, Inc.	1,293,425	*
30,000	WageWorks, Inc.	1,352,400	*
		4,446,860
Real Estate Management & Development (1.0%)
19,000	Jones Lang LaSalle, Inc.	2,731,630

Road & Rail (1.6%)
23,500	J.B. Hunt Transport Services, Inc.	1,677,900
42,000	Old Dominion Freight Line, Inc.	2,562,000	*
		4,239,900
Semiconductors & Semiconductor Equipment (5.4%)
21,000	Avago Technologies Ltd.	2,625,210
54,500	Cavium, Inc.	3,344,665	*
30,500	Lam Research Corp.	1,992,565
52,000	Monolithic Power Systems, Inc.	2,662,400
42,000	NXP Semiconductors NV	3,656,940	*
		14,281,780
Software (7.5%)
70,000	Activision Blizzard, Inc.	2,162,300
35,000	Electronic Arts, Inc.	2,371,250	*
46,500	Fortinet, Inc.	1,975,320	*
40,000	Mobileye NV	1,819,200	*
46,500	ServiceNow, Inc.	3,229,425	*
22,500	Splunk, Inc.	1,245,375	*
50,000	Synchronoss Technologies, Inc.	1,640,000	*
23,500	Tableau Software, Inc. Class A	1,874,830	*
12,500	Tyler Technologies, Inc.	1,866,375	*
10,000	Ultimate Software Group, Inc.	1,790,100	*
		19,974,175
Specialty Retail (7.2%)
26,500	Lithia Motors, Inc. Class A	2,864,915
21,600	O'Reilly Automotive, Inc.	5,400,000	*
58,000	Ross Stores, Inc.	2,811,260
15,500	Signet Jewelers Ltd.	2,110,015
38,500	Tractor Supply Co.	3,246,320
35,000	Williams-Sonoma, Inc.	2,672,250
		19,104,760
Textiles, Apparel & Luxury Goods (4.5%)
31,500	Carter's, Inc.	2,855,160
126,500	Hanesbrands, Inc.	3,660,910
21,500	lululemon athletica, Inc.	1,088,975	*
46,000	Under Armour, Inc. Class A	4,451,880	*
		12,056,925
Wireless Telecommunication Services (2.9%)
40,500	SBA Communications Corp. Class A	4,241,970	*
87,000	T-Mobile US, Inc.	3,463,470	*
		7,705,440
Total Common Stocks (Cost $197,149,193)		241,139,285

Exchange Traded Funds (0.8%)
25,000	iShares Russell Mid-Cap Growth ETF (Cost $2,319,418)	2,215,250

Short-Term Investments (7.0%)
18,609,061	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $18,609,061)	18,609,061	e

Total Investments (98.3%) (Cost $218,077,672)		261,963,596	##

Cash, receivables and other assets, less liabilities (1.7%)		4,560,721

Total Net Assets (100.0%)		$ 266,524,317

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)†

Common Stocks (90.3%)

Aerospace & Defense (4.3%)
24,050	General Dynamics Corp.	3,317,697
60,200	Spirit AeroSystems Holdings, Inc. Class A	2,910,068	*
		6,227,765
Airlines (0.6%)
15,900	United Continental Holdings, Inc.	843,495	*

Banks (8.1%)
96,900	BankUnited, Inc.	3,464,175
52,800	BB&T Corp.	1,879,680
65,400	Comerica, Inc.	2,687,940
120,500	Huntington Bancshares, Inc.	1,277,300
19,400	M&T Bank Corp.	2,365,830
		11,674,925
Building Products (1.0%)
33,100	Owens Corning	1,387,221

Capital Markets (0.9%)
20,300	State Street Corp.	1,364,363

Chemicals (1.4%)
19,800	Ashland, Inc.	1,992,276

Commercial Services & Supplies (6.6%)
153,300	ADT Corp.	4,583,670
168,700	Covanta Holding Corp.	2,943,815
58,800	Tyco International PLC	1,967,448
		9,494,933
Construction & Engineering (1.4%)
119,500	KBR, Inc.	1,990,870

Containers & Packaging (1.3%)
32,100	Avery Dennison Corp.	1,815,897

Electric Utilities (2.4%)
54,200	Edison International	3,418,394

Electronic Equipment, Instruments & Components (2.6%)
137,400	Flextronics International Ltd.	1,448,196	*
70,400	Itron, Inc.	2,246,464	*
		3,694,660
Food & Staples Retailing (1.5%)
70,900	Whole Foods Market, Inc.	2,243,985

Health Care Equipment & Supplies (2.5%)
37,900	Zimmer Biomet Holdings, Inc.	3,559,947

Independent Power and Renewable Electricity Producers (2.7%)
241,300	AES Corp.	2,362,327
102,900	NRG Energy, Inc.	1,528,065
		3,890,392
Insurance (1.4%)
42,000	Lincoln National Corp.	1,993,320

IT Services (5.4%)
80,300	Amdocs Ltd.	4,567,464
114,200	Teradata Corp.	3,307,232	*
		7,874,696
Leisure Products (1.0%)
69,000	Mattel, Inc.	1,453,140

Machinery (4.3%)
149,800	Harsco Corp.	1,358,686
182,200	Manitowoc Co., Inc.	2,733,000
22,900	Valmont Industries, Inc.	2,172,981
		6,264,667
Media (1.4%)
51,900	CBS Corp. Class B	2,070,810

Multi-Utilities (1.7%)
134,700	CenterPoint Energy, Inc.	2,429,988

Multiline Retail (1.7%)
54,800	Kohl's Corp.	2,537,788

Oil, Gas & Consumable Fuels (7.0%)
117,000	Cabot Oil & Gas Corp.	2,557,620
56,100	Devon Energy Corp.	2,080,749
38,538	Energy Transfer Partners L.P.	1,582,756
94,000	ONEOK, Inc.	3,026,800
74,100	Southwestern Energy Co.	940,329	*
		10,188,254
Real Estate Investment Trusts (6.1%)
99,077	Corrections Corporation of America	2,926,734
136,900	Starwood Property Trust, Inc.	2,809,188
127,340	Starwood Waypoint Residential Trust	3,034,512
		8,770,434
Road & Rail (2.6%)
220,800	Hertz Global Holdings, Inc.	3,693,984	*

Semiconductors & Semiconductor Equipment (3.0%)
252,100	ON Semiconductor Corp.	2,369,740	*
23,900	Skyworks Solutions, Inc.	2,012,619
		4,382,359
Software (7.0%)
107,100	Cadence Design Systems, Inc.	2,214,828	*
42,700	Check Point Software Technologies Ltd.	3,387,391	*
272,200	Nuance Communications, Inc.	4,455,914	*
		10,058,133
Specialty Retail (4.1%)
101,200	Best Buy Co., Inc.	3,756,544
184,300	Staples, Inc.	2,161,839
		5,918,383
Technology Hardware, Storage & Peripherals (2.5%)
65,800	SanDisk Corp.	3,574,914

Textiles, Apparel & Luxury Goods (1.8%)
45,300	Deckers Outdoor Corp.	2,630,118	*

Trading Companies & Distributors (2.0%)
77,600	AerCap Holdings NV	2,967,424	*

Total Common Stocks (Cost $129,934,086)		130,407,535

Rights (0.0%)

Food & Staples Retailing (0.0%)
39,450	Safeway, Inc. (Casa Ley)	13,808	Ñ*
39,450	Safeway, Inc. (Property Development Centers)	1,925	Ñf*

Total Rights (Cost $41,817)		15,733

Short-Term Investments (8.9%)
12,794,065	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $12,794,065)	12,794,065	e

Total Investments (99.2%) (Cost $142,769,968)		143,217,333	##

Cash, receivables and other assets, less liabilities (0.8%)		1,222,157

Total Net Assets (100.0%)		$ 144,439,490

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) 9/30/15

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.3%)
10,905,000	U.S. Treasury Notes, 0.63%, due 12/31/16 – 8/31/17	10,911,525
6,915,000	U.S. Treasury Notes, 0.50%, due 1/31/17 – 3/31/17	6,915,789
1,190,000	U.S. Treasury Notes, 1.13%, due 6/15/18	1,198,352
4,545,000	U.S. Treasury Notes, 1.00%, due 9/15/18	4,555,772
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $23,550,058)	23,581,438

Mortgage-Backed Securities (30.5%)

Adjustable Mixed Balance (1.7%)
1,879,211	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.56%, due 9/20/36	1,672,808	µ
312,886	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.32%, due 6/19/34	302,340	µ
1,110,225	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.62%, due 12/25/34	1,098,204	µ
		3,073,352
Commercial Mortgage-Backed (17.6%)
1,499,251	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	1,502,077
4,418,476	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	4,399,856
1,011,095	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	1,013,002
1,746,106	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,744,482
2,026,730	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	2,021,142
1,262,975	Commercial Mortgage Pass-Through Certificates, Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	1,271,307
2,001,844	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	2,005,808
1,713,185	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	1,732,577	µ
799,281	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	803,063	ñ
1,162,914	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,207,117
1,342,510	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,342,561
3,619,278	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	3,621,765
936,488	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	940,058
2,972,602	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	2,981,716
1,286,092	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,286,779
3,449,479	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	3,443,463
		31,316,773
Mortgage-Backed Non-Agency (1.8%)
522,481	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	555,407	ñ
1,936,779	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,149,621	ñ
351,623	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	396,395	ñ
		3,101,423
Fannie Mae (5.7%)
1,771,375	Pass-Through Certificates, 3.50%, due 10/1/25	1,874,725
3,302,081	Pass-Through Certificates, 3.00%, due 9/1/27	3,454,366
4,412,517	Pass-Through Certificates, 4.50%, due 5/1/41 – 5/1/44	4,794,587
		10,123,678
Freddie Mac (3.7%)
6,269	Pass-Through Certificates, 10.00%, due 4/1/20	6,298
1,928,251	Pass-Through Certificates, 3.50%, due 5/1/26	2,038,858
2,286,314	Pass-Through Certificates, 3.00%, due 1/1/27	2,383,507
1,986,494	Pass-Through Certificates, 4.50%, due 11/1/39	2,162,300
		6,590,963
	Total Mortgage-Backed Securities (Cost $54,687,835)	54,206,189

Corporate Debt Securities (32.4%)

Agriculture (1.0%)
615,000	BAT Int'l Finance PLC, Guaranteed Notes, 1.85%, due 6/15/18	617,846	ñ
925,000	Reynolds American, Inc., Guaranteed Notes, 1.05%, due 10/30/15	925,000
220,000	Reynolds American, Inc., Guaranteed Notes, 2.30%, due 6/12/18	222,382
		1,765,228
Auto Manufacturers (1.9%)
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,560,357
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,004,447	ñ
845,000	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	848,910
		3,413,714
Banks (8.7%)
980,000	American Express Centurion Bank, Senior Unsecured Bank Notes, 0.88%, due 11/13/15	980,374
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,124,647
1,125,000	Capital One N.A, Senior Unsecured Notes, 2.35%, due 8/17/18	1,128,215
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,318,862
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,281,752
4,940,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	4,946,422
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	782,041	ñ
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	481,537
1,445,000	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	1,445,304
		15,489,154
Beverages (0.5%)
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,000	ñ
640,000	Suntory Holdings Ltd., Senior Unsecured Notes, 1.65%, due 9/29/17	638,211	ñ
		918,211
Biotechnology (1.2%)
725,000	Celgene Corp., Senior Unsecured Notes, 2.45%, due 10/15/15	725,379
715,000	Celgene Corp., Senior Unsecured Notes, 2.13%, due 8/15/18	720,716
635,000	Gilead Sciences, Inc., Senior Unsecured Notes, 1.85%, due 9/4/18	639,483
		2,085,578
Commercial Services (1.1%)
1,590,000	ERAC USA Finance LLC, Guaranteed Notes, 5.90%, due 11/15/15	1,598,857	ñ**
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	305,198	ñ
		1,904,055
Computers (1.6%)
960,000	Apple, Inc., Senior Unsecured Notes, 0.90%, due 5/12/17	961,840
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,302,989
555,000	HP Enterprise Co., Guaranteed Notes, 2.85%, due 10/5/18	554,290	ñ
		2,819,119
Diversified Financial Services (2.5%)
2,145,000	General Electric Capital Corp., Guaranteed Medium-Term Notes, 1.00%, due 1/8/16	2,148,550
1,890,000	General Electric Capital Corp., Guaranteed Global Medium-Term Notes, 1.50%, due 7/12/16	1,902,446
425,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	425,131
		4,476,127
Electric (0.4%)
695,000	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	693,773

Electronics (0.6%)
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	999,470

Food (0.7%)
615,000	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	615,900	ñ
650,000	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	651,491	ñ
		1,267,391
Healthcare - Products (0.8%)
780,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	776,924
595,000	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	595,781
		1,372,705
Healthcare - Services (0.4%)
770,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	773,612

Holding Companies - Diversified (0.3%)
605,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	603,493

Media (1.8%)
2,325,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.83%, due 4/15/16	2,327,560	ñµ
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	349,264
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	414,804
		3,091,628
Mining (0.2%)
410,000	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	369,148

Oil & Gas (0.9%)
990,000	ConocoPhillips Canada Funding Co. I, Guaranteed Notes, 5.63%, due 10/15/16	1,033,700
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	614,865
		1,648,565
Pharmaceuticals (1.9%)
555,000	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	553,497
1,430,000	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	1,430,000	ñ
795,000	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	797,333	ñ
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	538,976
		3,319,806
Pipelines (1.0%)
655,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 2.50%, due 6/15/18	652,138
390,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	387,366
610,000	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	605,580
170,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	170,780
		1,815,864
Real Estate (0.4%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	635,735	ñ

Real Estate Investment Trusts (0.3%)
475,000	Ventas Realty L.P., Guaranteed Notes, 1.25%, due 4/17/17	472,844

Retail (0.2%)
405,000	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	407,730

Telecommunications (4.0%)
1,860,000	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	1,850,337
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,118,553
1,570,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	1,581,549
2,588,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	2,623,559
		7,173,998
	Total Corporate Debt Securities (Cost $57,498,213)	57,516,948

Asset-Backed Securities (22.5%)
4,890,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	4,900,890
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.45%, due 5/15/20	6,814,408	µ
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.48%, due 9/16/19	2,123,768	µ
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.29%, due 12/16/19	4,782,345	µ
2,890,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,886,023
4,200,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.48%, due 5/15/19	4,195,804	µ
639,405	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.41%, due 9/26/33	634,286	µ
4,977,407	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	4,977,143
2,000,000	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,998,452
2,225,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	2,224,973
144,767	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.42%, due 11/23/22	144,384	µ
838,218	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	835,818	µ
1,207,116	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.64%, due 9/25/26	1,172,363	µ
2,325,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	2,324,698
	Total Asset-Backed Securities (Cost $39,990,329)	40,015,355

NUMBER OF SHARES

Short-Term Investments (1.9%)
3,359,224	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $3,359,224)	3,359,224	e

	Total Investments (100.6%) (Cost $179,085,659)	178,679,154	##

	Liabilities, less cash, receivables and other assets [(0.6%)]	(987,584)

	Total Net Assets (100.0%)	$177,691,570

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (95.5%)

Aerospace & Defense (1.5%)
5,800	HEICO Corp. Class A	263,378

Air Freight & Logistics (1.1%)
5,300	Hub Group, Inc. Class A	192,973	*

Banks (8.3%)
9,150	FCB Financial Holdings, Inc. Class A	298,473	*
12,000	Hanmi Financial Corp.	302,400
8,500	Opus Bank	325,040
16,100	Seacoast Banking Corp. of Florida	236,348	*
6,300	Simmons First National Corp. Class A	301,959
		1,464,220
Biotechnology (6.3%)
5,850	AMAG Pharmaceuticals, Inc.	232,421	*
8,400	Amicus Therapeutics, Inc.	117,516	*
1,200	Anacor Pharmaceuticals, Inc.	141,252	*
3,600	Cepheid, Inc.	162,720	*
1,700	Clovis Oncology, Inc.	156,332	*
6,300	Dynavax Technologies Corp.	154,602	*
2,200	Radius Health, Inc.	152,482	*
		1,117,325
Chemicals (1.5%)
4,200	Sensient Technologies Corp.	257,460

Commercial Services & Supplies (6.0%)
10,200	Interface, Inc.	228,888
10,200	Knoll, Inc.	224,196
4,300	Multi-Color Corp.	328,907
11,700	SP Plus Corp.	270,855	*
		1,052,846
Communications Equipment (1.3%)
12,000	Infinera Corp.	234,720	*

Construction Materials (1.1%)
10,500	Headwaters, Inc.	197,400	*

Diversified Consumer Services (2.2%)
6,150	Bright Horizons Family Solutions, Inc.	395,076	*

Food & Staples Retailing (1.2%)
2,100	Casey's General Stores, Inc.	216,132

Health Care Equipment & Supplies (6.2%)
2,300	DexCom, Inc.	197,478	*
7,300	Globus Medical, Inc. Class A	150,818	*
3,300	Insulet Corp.	85,503	*
10,800	K2M Group Holdings, Inc.	200,880	*
5,100	NuVasive, Inc.	245,922	*
6,800	Zeltiq Aesthetics, Inc.	217,804	*
		1,098,405
Health Care Providers & Services (8.4%)
4,600	Acadia Healthcare Co., Inc.	304,842	*
7,500	AMN Healthcare Services, Inc.	225,075	*
4,100	Amsurg Corp.	318,611	*
8,900	HealthEquity, Inc.	262,995	*
2,350	Molina Healthcare, Inc.	161,798	*
4,600	Sharps Compliance Corp.	40,296	*
2,000	WellCare Health Plans, Inc.	172,360	*
		1,485,977
Hotels, Restaurants & Leisure (6.4%)
12,200	Boyd Gaming Corp.	198,860	*
4,600	Cheesecake Factory, Inc.	248,216
2,400	Jack in the Box, Inc.	189,313
11,200	Penn National Gaming, Inc.	187,936	*
2,900	Vail Resorts, Inc.	303,572
		1,127,897
Internet & Catalog Retail (1.1%)
3,300	HSN, Inc.	188,892

Internet Software & Services (5.7%)
8,100	Benefitfocus, Inc.	253,125	*
4,600	comScore, Inc.	212,290	*
10,200	Marketo, Inc.	289,884	*
9,800	Q2 Holdings, Inc.	242,256	*
		997,555
IT Services (3.2%)
4,200	EPAM Systems, Inc.	312,984	*
3,400	Euronet Worldwide, Inc.	251,906	*
		564,890
Leisure Products (1.0%)
3,600	Brunswick Corp.	172,404

Multiline Retail (1.5%)
5,200	Burlington Stores, Inc.	265,408	*

Pharmaceuticals (2.1%)
11,400	Foamix Pharmaceuticals Ltd.	83,562	*
8,400	Intersect ENT, Inc.	196,560	*
2,000	Pacira Pharmaceuticals, Inc.	82,200	*
		362,322
Road & Rail (1.5%)
4,350	Old Dominion Freight Line, Inc.	265,350	*

Semiconductors & Semiconductor Equipment (5.4%)
4,300	Cavium, Inc.	263,891	*
9,700	Integrated Device Technology, Inc.	194,509	*
9,200	M/A-COM Technology Solutions Holdings, Inc.	266,708	*
4,250	Monolithic Power Systems, Inc.	217,600
		942,708
Software (11.4%)
5,900	BroadSoft, Inc.	176,764	*
5,950	Fleetmatics Group PLC	292,085	*
3,800	Fortinet, Inc.	161,424	*
7,150	Paylocity Holding Corp.	214,429	*
4,550	Proofpoint, Inc.	274,456	*
8,000	QLIK Technologies, Inc.	291,600	*
2,200	Tyler Technologies, Inc.	328,482	*
1,550	Ultimate Software Group, Inc.	277,465	*
		2,016,705
Specialty Retail (7.2%)
15,888	Barnes & Noble Education, Inc.	201,936	*
9,700	Boot Barn Holdings, Inc.	178,771	*
2,550	Lithia Motors, Inc. Class A	275,681
4,700	Monro Muffler Brake, Inc.	317,485
3,200	Restoration Hardware Holdings, Inc.	298,592	*
		1,272,465
Textiles, Apparel & Luxury Goods (1.2%)
3,300	G-III Apparel Group Ltd.	203,478	*

Thrifts & Mortgage Finance (1.4%)
13,000	EverBank Financial Corp.	250,900

Trading Companies & Distributors (1.3%)
1,900	Watsco, Inc.	225,112

Total Common Stocks (Cost $17,572,827)
		16,831,998
Short-Term Investments (4.1%)
721,234	State Street Institutional Liquid Reserves Fund Premier Class, 0.13% (Cost $721,234)	721,234	e

Total Investments (99.6%) (Cost $18,294,061)
		17,553,232	##
Cash, receivables and other assets, less liabilities (0.4%)		65,637

Total Net Assets (100.0%)		$17,618,869

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) 9/30/15

NUMBER OF SHARES		VALUE($)†

Common Stocks (97.0%)

Airlines (2.4%)
113,596	Ryanair Holdings PLC ADR	8,894,567

Auto Components (2.4%)
211,332	BorgWarner, Inc.	8,789,298

Banks (3.5%)
307,814	U.S. Bancorp	12,623,452

Communications Equipment (1.7%)
172,330	NetScout Systems, Inc.	6,095,312	*

Consumer Finance (5.0%)
243,459	American Express Co.	18,047,616

Diversified Financial Services (3.0%)
45,780	Intercontinental Exchange, Inc.	10,757,842

Diversified Telecommunication Services (2.2%)
183,008	Level 3 Communications, Inc.	7,995,620	*

Electric Utilities (4.4%)
318,737	Eversource Energy	16,134,467

Energy Equipment & Services (3.6%)
192,533	Schlumberger Ltd.	13,279,001

Food Products (2.4%)
167,845	Keurig Green Mountain, Inc.	8,751,438

Health Care Equipment & Supplies (5.7%)
214,150	Abbott Laboratories	8,613,113
90,928	Becton, Dickinson & Co.	12,062,508
		20,675,621
Health Care Providers & Services (1.3%)
140,657	Premier, Inc. Class A	4,834,381	*

Household Durables (4.6%)
424,819	Newell Rubbermaid, Inc.	16,869,563

Industrial Conglomerates (6.2%)
53,038	3M Co.	7,519,197
176,521	Danaher Corp.	15,041,355
		22,560,552
Insurance (5.1%)
607,363	Progressive Corp.	18,609,602

Internet Software & Services (1.7%)
252,374	eBay, Inc.	6,168,021	*

IT Services (7.1%)
47,133	Alliance Data Systems Corp.	12,206,504	*
63,526	MasterCard, Inc. Class A	5,724,963
252,374	PayPal Holdings, Inc.	7,833,689	*
		25,765,156
Oil, Gas & Consumable Fuels (3.1%)
34,535	Cimarex Energy Co.	3,539,147
254,886	Noble Energy, Inc.	7,692,459
		11,231,606
Personal Products (3.5%)
316,717	Unilever NV	12,732,023

Pharmaceuticals (2.1%)
28,600	Roche Holding AG	7,541,761

Professional Services (4.0%)
63,287	ManpowerGroup, Inc.	5,182,572
186,187	Robert Half International, Inc.	9,525,327
		14,707,899
Semiconductors & Semiconductor Equipment (5.4%)
395,517	Texas Instruments, Inc.	19,586,002

Software (5.7%)
75,659	Adobe Systems, Inc.	6,220,683	*
163,258	Intuit, Inc.	14,489,147
		20,709,830
Specialty Retail (4.5%)
21,785	O'Reilly Automotive, Inc.	5,446,250	*
154,177	TJX Cos., Inc.	11,011,321
		16,457,571
Textiles, Apparel & Luxury Goods (1.1%)
130,148	Gildan Activewear, Inc.	3,925,264

Trading Companies & Distributors (5.3%)
402,871	NOW, Inc.	5,962,491	*
61,695	W.W. Grainger, Inc.	13,265,042
		19,227,533
Total Common Stocks (Cost $299,683,957)		352,970,998

Short-Term Investments (2.5%)

PRINCIPAL AMOUNT

Certificates of Deposit (0.1%)
$100,000	Self Help Federal Credit Union, 0.25%, due 10/29/15	100,000
100,000	Self Help Credit Union, 0.25%, due 10/13/15	100,000
		200,000	#
Money Market Fund (2.4%)
8,722,306	State Street Institutional Treasury Money Market Fund Premier Class, 0.00%	8,722,306	e

Total Short-Term Investments (Cost $8,922,306)		8,922,306

Total Investments (99.5%) (Cost $308,606,263)		361,893,304	##

Cash, receivables and other assets, less liabilities (0.5%)		1,837,850

Total Net Assets (100.0%)		$ 363,731,154

See Notes to Schedule of Investments

September 30, 2015 (Unaudited)
Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Balanced Portfolio (“Balanced”), Growth Portfolio (“Growth”), Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), Small Cap Growth Portfolio (“Small Cap Growth”), and Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments in equity securities, exchange traded funds and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing services may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of September 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$8,770,915	$-	$-	$8,770,915
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	697,116	-	697,116
Mortgage-Backed Securities^	-	1,150,754	-	1,150,754
Corporate Debt Securities^	-	1,039,053	-	1,039,053
Asset-Backed Securities	-	841,070	-	841,070
Short-Term Investments	-	139,989	-	139,989
Total Investments	8,770,915	3,867,982	-	12,638,897
Growth
Investments:
Common Stocks^	7,238,139	-	-	7,238,139
Short-Term Investments	-	49,899	-	49,899
Total Investments	7,238,139	49,899	-	7,288,038
Guardian
Investments:
Common Stocks^	62,663,387	-	-	62,663,387
Short-Term Investments	-	483,626	-	483,626
Total Investments	62,663,387	483,626	-	63,147,013
International Equity
Investments:
Common Stocks^
Australia	-	2,197,473	-	2,197,473
Hong Kong	-	380,216	-	380,216
Japan	-	8,749,171	-	8,749,171
Singapore	-	152,768	-	152,768
United States	1,170,673	590,314	-	1,760,987

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Common Stocksß	57,964,924	-	-	57,964,924
Total Common Stocks	59,135,597	12,069,942	-	71,205,539
Short-Term Investments	-	2,073,603	-	2,073,603
Total Investments	59,135,597	14,143,545	-	73,279,142
Large Cap Value
Investments:
Common Stocks^	52,623,646	-	-	52,623,646
Short-Term Investments	-	1	-	1
Total Investments	52,623,646	1	-	52,623,647
Mid Cap Growth
Investments:
Common Stocks^	241,139,285	-	-	241,139,285
Exchange Traded Funds	2,215,250	-	-	2,215,250
Short-Term Investments	-	18,609,061	-	18,609,061
Total Investments	243,354,535	18,609,061	-	261,963,596
Mid Cap Intrinsic Value
Investments:
Common Stocks^	130,407,535	-	-	130,407,535
Rights^	-	-	15,733	15,733
Short-Term Investments	-	12,794,065	-	12,794,065
Total Investments	130,407,535	12,794,065	15,733	143,217,333
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	23,581,438	-	23,581,438
Mortgage-Backed Securities^	-	54,206,189	-	54,206,189
Corporate Debt Securities^	-	57,516,948	-	57,516,948
Asset-Backed Securities	-	40,015,355	-	40,015,355
Short-Term Investments	-	3,359,224	-	3,359,224
Total Investments	-	178,679,154	-	178,679,154
Small Cap Growth	-	-	-	-
Investments:
Common Stocks^	16,831,998	-	-	16,831,998
Short-Term Investments	-	721,234	-	721,234
Total Investments	16,831,998	721,234	-	17,553,232
Socially Responsive
Investments:
Common Stocks^	352,970,998	-	-	352,970,998
Short-Term Investments^	-	8,922,306	-	8,922,306
Total Investments	352,970,998	8,922,306	-	361,893,304

^	The Schedule of Investments (or Positions by Industry for International Equity) provides information on the industry categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Mid Cap Intrinsic Value	Beginning balance, as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/15
Investments in Securities:
Rights‡
Food & Staples Retailing	$-	$-	$-	$(26,084)	$41,817	$-	$-	$-	$15,733	$(26,084)
Total	$-	$-	$-	$(26,084)	$41,817	$-	$-	$-	$15,733	$(26,084)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

‡	As of the period ended September 30, 2015, Mid Cap Intrinsic Value’s Level 3 investments were valued based on a single quotation obtained from a dealer or, where such a quotation was not readily available, using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The investments did not have a material impact on the Fund’s net assets; therefore, unobservable inputs used in formulating such valuations are not presented.

As of the period ended September 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $2,072,708, $43,166,184 and $9,423,369 was transferred from Level 2 to Level 1 for Guardian, International Equity and Socially Responsive due to active market activity on recognized exchanges as of September 30, 2015. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

#	At cost, which approximates market value.

##	At September 30, 2015, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$10,465,107	$2,496,016	$322,226	$2,173,790
Growth	5,333,977	2,181,101	227,040	1,954,061
Guardian	51,516,019	15,751,606	4,120,612	11,630,994
International Equity	76,976,546	4,859,044	8,556,448	(3,697,404)
Large Cap Value	56,710,900	2,085,597	6,172,850	(4,087,253)
Mid Cap Growth	218,099,188	53,185,042	9,320,634	43,864,408
Mid Cap Intrinsic Value	142,633,538	19,417,483	18,833,688	583,795
Short Duration Bond	179,361,410	514,266	1,196,522	(682,256)
Small Cap Growth	18,398,941	542,284	1,387,993	(845,709)
Socially Responsive	308,995,803	71,643,328	18,745,827	52,897,501

*	Security did not produce income during the last twelve months.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2015, these securities amounted to $155,245 or 1.2% of net assets for Balanced, $1,464,340 or 2.0% of net assets for International Equity, and $16,143,395 or 9.1% of net assets for Short Duration Bond.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of September 30, 2015, and their final maturities.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

Ñ	These securities have been deemed by the investment manager to be illiquid. At September 30, 2015, the securities amounted to $6,075 or 0.0% of net assets for Balanced and $15,733 or 0.0% of net assets for Mid Cap Intrinsic Value.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
e The rate shown is the annualized seven day yield at period end.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

d	These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.
At September 30, 2015, these securities amounted to approximately $71,914 or 0.6% of net assets for Balanced:
	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 9/30/15	Fair Value Percentage of Net Assets as of 9/30/15
Balanced	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	7/27/2005	$43,192	0.1%	$42,317	0.4%

	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	8/12/2005	28,425	0.0%	29,597	0.2%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: November 20, 2015

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: November 20, 2015